As filed with the Securities and Exchange Commission on October 29, 2004

  File No. 2-76990
  File No. 811-3447

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 54  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 56  ☒

SEI TAX EXEMPT TRUST
(Exact Name of Registrant as Specified in Charter)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (800) 342-5734

Edward D. Loughlin
c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esquire Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, Pennsylvania 19103	Thomas P. Lemke, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, DC 20036

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that the filing will become effective (check appropriate box)

  ☐  Immediately upon filing pursuant to paragraph (b) of Rule 485, or
  ☐  On [date] pursuant to paragraph (b) of Rule 485, or
  ☐  75 days after filing pursuant to paragraph (a)(2), or
  ☒  On January 31, 2004 pursuant to paragraph (a) of Rule 485

SEI TAX EXEMPT TRUST

Class A Shares

PROSPECTUS

December 31, 2004

INTERMEDIATE-TERM MUNICIPAL FUND
SHORT DURATION MUNICIPAL FUND
CALIFORNIA MUNICIPAL BOND FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
PENNSYLVANIA MUNICIPAL BOND FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Advisers:
MCDONNELL INVESTMENT MANAGEMENT, LLC
STANDISH MELLON ASSET MANAGEMENT CO. LLC
WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about the Funds, please see:

INTERMEDIATE-TERM MUNICIPAL FUND	XXX
SHORT DURATION MUNICIPAL FUND	XXX
CALIFORNIA MUNICIPAL BOND FUND	XXX
MASSACHUSETTS MUNICIPAL BOND FUND	XXX
NEW JERSEY MUNICIPAL BOND FUND	XXX
NEW YORK MUNICIPAL BOND FUND	XXX
PENNSYLVANIA MUNICIPAL BOND FUND	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERS	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Funds invest primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality.  Rising interest rates will generally cause municipal securities to decline in value.  Longer-term securities respond more sharply to interest rate changes than do shorter-term securities.  A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.  A strategy to invest in investment grade securities reduces but does not eliminate this risk.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of each Fund’s assets in a way that they believe will help each Fund achieve its goal. SIMC acts as “manager of managers” for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds’ Board.  Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal.  SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade.  The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow.  The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal:	The highest level of income exempt from Federal income tax as is consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years.  The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1994	-3.05%
1995	12.70%
1996	3.94%
1997	7.76%
1998	5.59%
1999	-0.83%
2000	8.53%
2001	4.69%
2002	8.87%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX	%
(XX/XX/XX)	(XX/XX/XX	)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index.

Intermediate-Term Municipal Fund — Class A Shares	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers 3-10 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                             The inception date of the Fund’s Class A Shares is September 5, 1989.  Index returns shown from September  30, 1989.

**                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***               An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value weighted index engineered for the intermediate-term tax exempt investor.  The index is derived from a combination of the Lehman Brothers 3, 5, 7, and 10 year municipal indices.  These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Intermediate-Term Municipal Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Intermediate-Term Municipal Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal:	High level of income exempt from Federal income tax consistent with the preservation of capital

Share Price Volatility:	Low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain a portfolio duration of three years or less.  The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Performance Information

The Fund commenced operations on November 13, 2003.  Because the Fund did not have a full calendar year of performance as of December 31, 2003, performance results for the Fund have not been provided.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the current fiscal year were less than the amount shown above because the Adviser and the Fund’s administrator each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser and/or the Fund’s administrator may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Short Duration Municipal Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers”  and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Short Duration Municipal Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal:	The highest level of current income exempt from Federal and California income taxes as is consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and California state income taxes.  The principal issuers of these securities are state and local governments and their agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of California municipal issuers, making it more difficult for them to meet their obligations.  Actual or perceived erosion of the creditworthiness of California municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for five years.  The performance information shown is based on full calendar years.

1999	-0.37%
2000	10.18%
2001	4.84%
2002	7.81%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX	%
(XX/XX/XX)	(XX/XX/XX	)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers MF California Intermediate Municipal Index.

California Municipal Bond Fund — Class A Shares	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers MF California Intermediate Municipal Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                             The inception date of the Fund’s Class A Shares is August 19, 1998.  Index returns shown from August  31,  1998.

**                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***               An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers MF California Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

California Municipal Bond Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
California Municipal Bond Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal:	The highest level of current income exempt from Federal and Massachusetts income taxes as is consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting Massachusetts municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Massachusetts state income taxes.  The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years.  The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Massachusetts municipal issuers, making it more difficult for them to meet their obligations.  Actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for five years.  The performance information shown is based on full calendar years.

1999	-1.35%
2000	9.09%
2001	4.34%
2002	9.72%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX	%
(XX/XX/XX)	(XX/XX/XX	)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers MF Massachusetts Intermediate Municipal Index.

Massachusetts Municipal Bond Fund — Class A Shares	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers MF Massachusetts Intermediate Municipal Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                             The inception date of the Fund’s Class A Shares is August 19, 1998.  Index returns shown from August 31, 1998.

**                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***               An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers MF Massachusetts Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Massachusetts Municipal Bond Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Massachusetts Municipal Bond Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

New Jersey Municipal Bond Fund

Fund Summary

Investment Goal:	The highest level of current income exempt from Federal and New Jersey income taxes as is consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting New Jersey municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and New Jersey state income taxes.  The principal issuers of these securities are state and local governments and their agencies located in New Jersey, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years.  The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New Jersey municipal issuers, making it more difficult for them to meet their obligations.  Actual or perceived erosion of the creditworthiness of New Jersey municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for five years.  The performance information shown is based on full calendar years.

1999	-0.36%
2000	7.93%
2001	4.96%
2002	8.34%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX	%
(XX/XX/XX)	(XX/XX/XX	)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index.

New Jersey Municipal Bond Fund — Class A Shares	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers 3-10 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                             The inception date of the Fund’s Class A Shares is August 18, 1998.  Index returns shown from August 31, 1998.

**                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***               An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value weighted index engineered for the intermediate-term tax exempt investor.  The index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal indices.  These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*          The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

New Jersey Municipal Bond Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
New Jersey Municipal Bond Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal:	The highest level of current income exempt from Federal and New York state and city income taxes as is consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting New York municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and New York state and city income taxes.  The principal issuers of these securities are state and local governments and their agencies located in New York, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of New York municipal issuers, making it more difficult for them to meet their obligations.  Actual or perceived erosion of the creditworthiness of New York municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of New York obligations than a mutual fund which does not have as great a concentration in New York municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for five years.  The performance information shown is based on full calendar years.

1999	-1.18%
2000	9.71%
2001	4.17%
2002	9.61%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX	%
(XX/XX/XX)	(XX/XX/XX	)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers MF New York Intermediate Municipal Index.

New York Municipal Bond Fund — Class A Shares	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers MF New York Intermediate Municipal Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                             The inception date of the Fund’s Class A Shares is August 18, 1998.  Index returns shown from August 31, 1998.

**                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***               An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers MF New York Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*                                         The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

New York Municipal Bond Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
New York Municipal Bond Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal:	Current income exempt from Federal and Pennsylvania income taxes consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting Pennsylvania municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Pennsylvania state income taxes.  The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less.   The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations.  Actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for five years.  The performance information shown is based on full calendar years.

1999	-0.91%
2000	8.58%
2001	4.80%
2002	9.69%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX	%
(XX/XX/XX)	(XX/XX/XX	)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers MF Pennsylvania Intermediate Municipal Index.

Pennsylvania Municipal Bond Fund — Class A Shares	1 Year		5 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers 5-Year G.O. Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers MF Pennsylvania Intermediate Municipal Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%

*                             The inception date of the Fund’s Class A Shares is August 26, 1998.  Index returns shown from August 31, 1998.

**                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***               An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years.  The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*                               The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Pennsylvania Municipal Bond Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Pennsylvania Municipal Bond Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

More Information About Fund Investments

This prospectus describes the Funds’ primary investment strategies.  However, each Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  A Fund will do so only if the Adviser or Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that any Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates the Funds’ assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Advisers make investment decisions for the assets they manage and continuously review, supervise and administer their investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.  For the fiscal year ended August 31, 2004, SIMC received investment advisory fees, as a percentage of the average daily net assets of each Fund, as follows:

Intermediate-Term Municipal Fund	X.XX	%*
Short Duration Municipal Fund	X.XX	%*
California Municipal Bond Fund	X.XX	%*
Massachusetts Municipal Bond Fund	X.XX	%*
New Jersey Municipal Bond Fund	X.XX	%*
New York Municipal Bond Fund	X.XX	%*
Pennsylvania Municipal Bond Fund	X.XX	%

*              After fee waivers.

Sub-Advisers and Portfolio Managers

Intermediate-Term Municipal Fund
Massachusetts Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund

Standish Mellon Asset Management Co. LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to the Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

Steven W. Harvey, Senior Portfolio Manager at Standish, manages the Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.  He has over 22 years of investment experience, the last three with Standish.  Prior to joining Standish in 2000, Mr. Harvey was a director of fixed income at Appleton Partners.  Mr. Harvey leads a team of investment professionals in managing each of the Funds.

Short Duration Municipal Fund

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Short Duration Municipal Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, and William Furrer, Principal and Senior Portfolio Manager, manage the portion of the Short Duration Municipal Fund’s assets allocated to WPG.  Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980.  She has more than 24 years of investment experience.  Mr. Furrer joined WPG’s municipal group in 1990.

California Municipal Bond Fund
New Jersey Municipal Bond Fund

McDonnell Investment Management, LLC (McDonnell), located at 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523, serves as the Sub-Adviser to the California Municipal Bond and New Jersey Municipal Bond Funds.

Stephen J. Wlodarski, CFA, Managing Director and Director of the Municipal Client Group for McDonnell, and James Grabovac, CFA, Vice President and Senior Portfolio Manager of the Municipal Client Group, serve as co-portfolio managers to the California Municipal Bond and New Jersey Municipal Bond Funds.  Prior to joining McDonnell, Mr. Wlodarski served as Vice President and Senior Portfolio Manager of Van Kampen Management Inc. from 1994-2001.  Mr. Wlodarski has over 22 years of investment industry experience. Prior to joining McDonnell, Mr. Grabovac was an independent futures trader and also previously managed tax-exempt mutual funds at INVESCO Funds Inc. in Denver, Colorado.  Mr. Grabovac has more than 20 years of investment industry experience.  Messrs. Wlodarski and Grabovac also lead a team of investment professionals in managing each of the Funds.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class A Shares of the Funds.  The Funds offer Class A Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  Each Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Funds’ view, is likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time).  So, for you to receive the current Business Day’s NAV, a Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, a Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees.  Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

Minimum Purchases

To purchase Class A Shares of the Funds for the first time, you must invest at least $100,000 in the Funds with minimum subsequent investments of at least $1,000.  The Funds may accept investments of smaller amounts at their discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in a fund (other than a money market fund) in any twelve-month period.   A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.             if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders.  When applying the Funds’ policy, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions.  The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for each Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Funds will post to the web site the Funds’ top ten holdings and full portfolio holdings.  The Funds’ top ten holdings will be available within ten (10) calendar days and the Funds’ full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly.  The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of their net investment income and their net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.

The Funds intend to distribute federally tax-exempt income.  The California, Massachusetts, New Jersey, New York, and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state.  The Intermediate-Term Municipal and Short Duration Municipal Funds intend to distribute income that is exempt from Federal income taxes.  A portion of the income distributed by the Intermediate-Term Municipal and Short Duration Municipal Funds may be exempt from your state and local income taxes depending on the investments of the Funds.  Each Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by a Fund will be qualified dividend income.

More information about taxes is in the Funds’ SAI.

Financial Highlights

The tables that follow present performance information about Class A Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.  This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [_______], independent registered public accounting firm.  Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI.  The information for the periods presented through August 31, 2001 has been audited by the Funds’ previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI Tax Exempt Trust — For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)		Portfolio Turnover Rate
Intermediate-Term Municipal Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	11.46	0.40	(0.14)	(0.40)	(0.22)	(0.62)	11.10	2.31		824,103	0.60		0.87		3.53		3.26		41.87
2002	11.29	0.44	0.23	(0.44)	(0.06)	(0.50)	11.46	6.10		947,495	0.60		0.87		3.88		3.61		27.15
2001	10.83	0.46	0.46	(0.46)	—	(0.46)	11.29	8.64		996,869	0.60		0.87		4.14		3.87		36.59
2000	10.70	0.45	0.14	(0.45)	(0.01)	(0.46)	10.83	5.72		843,397	0.60		0.88		4.27		3.99		17.99
Short Duration Municipal Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
California Municipal Bond Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	10.72	0.36	(0.20)	(0.36)	(0.18)	(0.54)	10.34	1.48		179,552	0.60		0.86		3.40		3.14		60.61
2002	10.67	0.41	0.16	(0.41)	(0.11)	(0.52)	10.72	5.55		211,342	0.60		0.87		3.93		3.66		38.98
2001	10.27	0.42	0.40	(0.42)	—	(0.42)	10.67	8.20		211,061	0.60		0.88		4.07		3.79		42.81
2000	9.96	0.40	0.31	(0.40)	—	(0.40)	10.27	7.39		172,328	0.60		0.87		4.12		3.85		37.16
Massachusetts Municipal Bond Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	10.56	0.36	(0.11)	(0.36)	(0.21)	(0.57)	10.24	2.44		39,899	0.60		0.87		3.48		3.21		41.20
2002	10.34	0.40	0.23	(0.40)	(0.01)	(0.41)	10.56	6.25		41,688	0.60		0.87		3.84		3.57		33.27
2001	9.86	0.41	0.48	(0.41)	—	(0.41)	10.34	9.19		43,221	0.60		0.87		4.05		3.78		19.36
2000	9.72	0.40	0.14	(0.40)	—	(0.40)	9.86	5.74		31,964	0.60		0.88		4.19		3.91		24.62
New Jersey Municipal Bond Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	10.60	0.35	(0.13)	(0.35)	(0.15)	(0.50)	10.32	2.06		62,708	0.60		0.87		3.31		3.04		35.06
2002	10.40	0.38	0.22	(0.38)	(0.02)	(0.40)	10.60	5.91		83,748	0.60		0.87		3.63		3.36		39.88
2001	9.95	0.40	0.45	(0.40)	—	(0.40)	10.40	8.78		74,785	0.60		0.87		3.99		3.72		24.57
2000	9.86	0.39	0.09	(0.39)	—	(0.39)	9.95	4.99		57,272	0.60		0.88		4.02		3.74		83.16
New York Municipal Bond Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	10.67	0.36	(0.07)	(0.36)	(0.13)	(0.49)	10.47	2.78		88,866	0.60		0.87		3.40		3.13		22.74
2002	10.50	0.39	0.19	(0.39)	(0.02)	(0.41)	10.67	5.70		86,313	0.60		0.87		3.73		3.46		17.57
2001	9.96	0.41	0.55	(0.41)	(0.01)	(0.42)	10.50	9.80		69,207	0.60		0.86		3.99		3.73		15.60
2000	9.77	0.39	0.19	(0.39)	—	(0.39)	9.96	6.15		49,299	0.60		0.88		4.10		3.82		2.97
Pennsylvania Municipal Bond Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	10.95	0.48	(0.10)	(0.48)	(0.01)	(0.49)	10.84	3.48		56,268	0.60		0.85		4.35		4.10		19.73
2002	10.73	0.47	0.22	(0.47)	—	(0.47)	10.95	6.62		65,380	0.60		0.85		4.39		4.14		29.86
2001	10.37	0.49	0.36	(0.49)	—	(0.49)	10.73	8.35		58,855	0.60		0.85		4.61		4.36		34.80
2000	10.29	0.48	0.09	(0.48)	(0.01)	(0.49)	10.37	5.76		44,170	0.60		0.86		4.75		4.49		30.91

† Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:      Call 1-800-DIAL-SEI

By Mail:                Write to the Funds at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:          http://www.seic.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

SEI Tax Exempt Trust

Class B Shares

Prospectus

December 31, 2004

Pennsylvania Municipal Bond Fund

Investment Adviser:

SEI Investments Management Corporation

Investment Sub-Adviser:

Standish Mellon Asset Management Co. LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class B Shares of the Pennsylvania Municipal Bond Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

Principal Investment Strategies and Risks, Performance Information and Expenses	XXX
More Information About Fund Investments	XXX
Investment Adviser and Sub-Adviser	XXX
Purchasing and Selling Fund Shares	XXX
Disclosure of Portfolio Holdings Information	XXX
Dividends, Distributions and Taxes	XXX
Financial Highlights	XXX
How to Obtain More Information About SEI Tax Exempt Trust	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

2

RISK/RETURN INFORMATION

The Pennsylvania Municipal Bond Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

3

PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal:	Current income exempt from Federal and Pennsylvania income taxes consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting Pennsylvania municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and Pennsylvania state income taxes.  The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less.   The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality.  Rising interest rates will generally cause municipal securities to decline in value.  Longer-term securities respond more sharply to interest rate changes than do shorter-term securities.  A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.  A strategy to invest in investment grade securities reduces but does not eliminate this risk.

4

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of Pennsylvania municipal issuers, making it more difficult for them to meet their obligations.  Actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class B Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1994	-1.97%
1995	11.22%
1996	4.33%
1997	8.02%
1998	5.61%
1999	-0.79%
2000	8.71%
2001	4.92%
2002	9.82%
2003	X.XX %

Best Quarter		Worst Quarter
X.XX	%	X.XX	%
(XX/XX/XX)		(XX/XX/XX)

The Fund’s Class B total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table compares the Fund’s average annual total returns for Class B Shares for the periods ended December 31, 2003 to those of the Lehman Brothers 5-Year G.O. Index and the Lehman Brothers MF Pennsylvania Intermediate Municipal Index.

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Pennsylvania Municipal Bond Fund — Class B Shares	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers 5-Year G.O. Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers MF Pennsylvania Intermediate Municipal Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	N/A†

*              The inception date of the Fund’s Class B Shares is August 14, 1989.  Index returns shown from August 31, 1989.

**           After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***         An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers 5-Year G.O. Index is a widely recognized index consisting of general obligation bonds with maturities between 4 and 6 years. The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

†              The Lehman Brothers MF Pennsylvania Intermediate Municipal Index returns for the Since Inception period are not provided since Index returns are not available prior to June 30, 1993.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class B Shares
Investment Advisory Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Pennsylvania Municipal Bond Fund — Class B Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Pennsylvania Municipal Bond Fund — Class B Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if the Adviser or Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.  For the fiscal year ended August 31, 2004, SIMC received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Standish Mellon Asset Management Co. LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to the Fund.  Steven W. Harvey, Senior Portfolio Manager at Standish, manages the Pennsylvania Municipal Bond Fund.  He has over 22 years of investment experience, the last three with Standish.  Prior to joining Standish in 2000, Mr. Harvey was a director of fixed income at Appleton Partners.  Mr. Harvey leads a team of investment professionals in managing the Fund.

8

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class B Shares of the Fund.  The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time).  So, for you to receive the current Business Day’s NAV, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees.  Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Fund’s transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances.

i.              if the shareholder conducts four or more “round trips” in the und (other than a money market fund) in any twelve-month period.  A round trip involves the purchase of

10

shares of the Fund and subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.             if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques. Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

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Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

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Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund’s Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

13

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.

The Fund intends to distribute federally tax-exempt income.  The Fund also intends to distribute income that is exempt from Pennsylvania (and in some cases, local) income taxes.  The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class B Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [________], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

15

SEI Tax Exempt Trust — For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Pennsylvania Municipal Bond Fund
Class B
2004	$ XX.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ XX.XX	X.XX	%	$ XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	10.95	0.49	(0.10)	(0.49)	(0.01)	(0.50)	10.84	3.60		61,992	0.48		0.90		4.47		4.05		19.73
2002	10.73	0.48	0.22	(0.48)	—	(0.48)	10.95	6.75		68,630	0.48		0.90		4.51		4.09		29.86
2001	10.36	0.50	0.37	(0.50)	—	(0.50)	10.73	8.58		70,867	0.48		0.90		4.73		4.31		34.80
2000	10.29	0.49	0.08	(0.49)	(0.01)	(0.50)	10.36	5.78		77,743	0.48		0.91		4.83		4.40		30.91

†          Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

16

SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:      Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:          http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

SEI TAX EXEMPT TRUST

CLASS Y SHARES

PROSPECTUS

December 31, 2004

INTERMEDIATE-TERM MUNICIPAL FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

STANDISH MELLON ASSET MANAGEMENT CO. LLC

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class Y Shares of the Intermediate-Term Municipal Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

2

RISK/RETURN INFORMATION

The Intermediate-Term Municipal Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

3

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal:	The highest level of income exempt from Federal income tax as is consistent with the preservation of capital

Share Price Volatility:	Medium

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in investment grade municipal securities

Investment Strategy

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.  The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years.  The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in taxable debt securities.

What are the Risks of Investing in the Fund?

The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.  In addition, the Fund is subject to the risk that tax-exempt fixed income securities may underperform other fixed income market segments or the fixed income markets as a whole.

Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality.  Rising interest rates will generally cause municipal securities to decline in value.  Longer-term securities respond more sharply to interest rate changes than do shorter-term securities.  A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments.  A strategy to invest in investment grade securities reduces but does not eliminate this risk.

4

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations.

Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Performance Information

As of December 31, 2004, the Class Y Shares of the Fund had not commenced operations and did not have a performance history.  Since Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class Y Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1994	-3.05%
1995	12.70%
1996	3.94%
1997	7.76%
1998	5.59%
1999	-0.83%
2000	8.53%
2001	4.69%
2002	8.87%
2003	X.XX %

Best Quarter		Worst Quarter
X.XX	%	X.XX	%
(XX/XX/XX	)	(XX/XX/XX	)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers 3-10 Year Intermediate Municipal Blend Index.

Intermediate-Term Municipal Fund — Class A Shares	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Brothers 3-10 Year Intermediate Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

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*                             The inception date of the Fund’s Class A Shares is September 5, 1989.  Index returns shown from September 30, 1989.

**                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***               An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Brothers 3-10 Year Intermediate Municipal Blend Index is a rules-based, market value weighted index engineered for the intermediate-term tax exempt investor.  The index is derived from a combination of the Lehman Brothers 3, 5, 7, and 10 year municipal indices.  These indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class Y Shares
Investment Advisory Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*                             Other expenses are based on estimated amounts for the current fiscal year.

**                      The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s administrator is voluntarily waiving a portion of its fees in order to keep total operating expenses at a specified level.  The Fund’s administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Intermediate-Term Municipal Fund — Class Y Shares	X.XX	%

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For more information about these fees, see “Investment Adviser and Sub-Adviser”  and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Intermediate-Term Municipal Fund — Class Y Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if the Adviser or Sub-Adviser believes the risk of loss outweighs the opportunity for capital gains or higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.  For the fiscal year ended August 31, 2004, SIMC received investment advisory fees, after fee waivers, of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Standish Mellon Asset Management Co. LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to the Fund.  Steven W. Harvey, Senior Portfolio Manager at Standish, manages the Intermediate-Term Municipal Fund.  He has over 22 years of investment experience, the last three with Standish.  Prior to joining Standish in 2000, Mr. Harvey was a director of fixed income at Appleton Partners.  Mr. Harvey leads a team of investment professionals in managing the Fund.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class Y Shares of the Fund. The Fund offers Class Y Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

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How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class Y Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time).  So, for you to receive the current Business Day’s NAV, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

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Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is described in more detail in the SAI.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees.  Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the prices of securities with similar characteristics (e.g., duration and credit quality), the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

Minimum Purchases

To purchase Class Y Shares of the Fund for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  This policy does not apply with respect to money market funds.  The Fund’s transfer agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

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i.             if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.    A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.            if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended as a reasonable approach for identifying and deterring short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques. Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions. The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, including no action, as deemed appropriate in light of all the facts and circumstances.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

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Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class Y Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

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Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class Y Shares.

For Class Y Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

13

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below, the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.

The Fund intends to distribute federally tax-exempt income. A portion of the income distributed by the Fund may be exempt from your state and local income taxes depending on the investments of the Fund.  The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class A Shares of the Fund.  Since Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class Y Shares have lower expenses.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in Class A Shares of the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [________], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

15

SEI Tax Exempt Trust — For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions From Net Investment Income	Distributions From Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Intermediate-Term Municipal Fund
Class A
2004	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	11.46	0.40	(0.14)	(0.40)	(0.22)	(0.62)	11.10	2.31		824,103	0.60		0.87		3.53		3.26		41.87
2002	11.29	0.44	0.23	(0.44)	(0.06)	(0.50)	11.46	6.10		947,495	0.60		0.87		3.88		3.61		27.15
2001	10.83	0.46	0.46	(0.46)	—	(0.46)	11.29	8.64		996,869	0.60		0.87		4.14		3.87		36.59
2000	10.70	0.45	0.14	(0.45)	(0.01)	(0.46)	10.83	5.72		843,397	0.60		0.88		4.27		3.99		17.99

†                                             Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

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SEI Tax Exempt Trust

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:          http://www.seic.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference

17

Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

18

SEI Tax Exempt Trust

Class A Shares
Class B Shares
Class C Shares

Prospectus

December 31, 2004

California Tax Exempt Fund

Investment Adviser:

 SEI Investments Management Corporation

 Investment Sub-Adviser:

Weiss, Peck & Greer Investments

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A, Class B, and Class C Shares of the California Tax Exempt Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

2

RISK/RETURN INFORMATION

The California Tax Exempt Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

3

CALIFORNIA TAX EXEMPT FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, California state personal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term California municipal money market securities

Investment Strategy

The California Tax Exempt Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal and California income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in California, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of issuers of California municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition of California municipal issuers also may adversely affect the value of the Fund’s securities.  For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund.  In addition, actual or perceived erosion of the creditworthiness of California municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

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Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1994	2.68%
1995	3.60%
1996	3.28%
1997	3.36%
1998	3.02%
1999	2.81%
2000	3.38%
2001	2.24%
2002	1.21%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class A and Class C Shares for the periods ended December 31, 2003.*

	1 Year	5 Years	10 Years	Since Inception
California Tax Exempt Fund – Class A Shares	X.XX%	X.XX%	X.XX%	X.XX%**
California Tax Exempt Fund - Class C Shares	X.XX%	N/A	N/A	X.XX%***

*                             The Fund’s Class B Shares were closed on March 12, 2002.

**                      The inception date of the Fund’s Class A Shares is May 14, 1990.

***               The inception date of the Fund’s Class C Shares is June 26, 2000.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class A Shares	Class B Shares†	Class C Shares
Investment Advisory Fees	0.04%	0.04%	0.04%
Distribution (12b-1) Fees	None	None	None
Other Expenses	X.XX%	0.57%	X.XX%
Total Annual Fund Operating Expenses	X.XX%*	0.61%*	X.XX%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees for Class A Shares and the Fund’s administrator waived a portion of its fees for Class B and Class C Shares in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

California Tax Exempt Fund — Class A Shares	X.XX%
California Tax Exempt Fund — Class B Shares	0.58%†
California Tax Exempt Fund — Class C Shares	X.XX%

†              The Fund’s Class B Shares were closed as of March 12, 2002.  The Fund’s Class B Shares annual fund operating expenses are provided as of August 31, 2001.

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
California Tax Exempt Fund – Class A Shares	$	XX	$	XX	$	XX	$	XX
California Tax Exempt Fund – Class B Shares		$62		$195		$340		$762
California Tax Exempt Fund – Class C Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.

For the fiscal year ended August 31, 2004, the Fund’s previous investment adviser received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980.  She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class A, Class B and Class C Shares of the Fund.  The Fund offers Class A, Class B and Class C Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

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How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day).  However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A, Class B and Class C Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund's policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also

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value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion

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of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A, Class B or Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class A, Class B and Class C Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class A, Class B or Class C Shares.

For Class A, Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.  SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund.  SIDCo. has no current intention to discontinue this voluntary waiver.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund also intends to distribute income that is exempt from California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

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More information about taxes is in the Fund’s SAI.

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Financial Highlights

The tables that follow present performance information about Class A, Class B and Class C Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [____________], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI Tax Exempt Trust – For the Periods Ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
California Tax Exempt Fund
Class A
2004	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX%	$ XX	X.XX%	X.XX%	X.XX%	X.XX%
2003	1.00	0.010	—	(0.010)	—	(0.010)	1.00	1.00	22,542	0.28	0.56	0.95	0.67
2002	1.00	0.013	—	(0.013)	—	(0.013)	1.00	1.34	23,144	0.28	0.56	1.31	1.0
2001	1.00	0.029	—	(0.029)	—	(0.029)	1.00	2.90	21,051	0.28	0.55	2.85	2.58
2000	1.00	0.031	—	(0.031)	—	(0.031)	1.00	3.19	22,350	0.28	0.58	3.13	2.83
Class B
2002(1)(2)	$1.00	$0.006	$—	$(0.006)	$—	$(0.006)	$1.00	0.56%	$—	0.58%	0.61%	1.38%	1.35%
2001	1.00	0.026	—	(0.026)	—	(0.026)	1.00	2.59	1,503	0.58	0.60	2.41	2.39
2000	1.00	0.028	—	(0.028)	—	(0.028)	1.00	2.88	596	0.58	0.63	2.84	2.79
1999(3)	1.00	0.014	—	(0.014)	—	(0.014)	1.00	1.43	508	0.58	0.60	2.42	2.40
Class C
2004	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX%	$ XX	X.XX%	X.XX%	X.XX%	X.XX%
2003	1.00	0.005	—	(0.005)	—	(0.005)	1.00	0.46	964	0.78	0.81	0.56	0.53
2002	1.00	0.008	—	(0.008)	—	(0.008)	1.00	0.84	11,698	0.78	0.81	0.82	0.79
2001	1.00	0.024	—	(0.024)	—	(0.024)	1.00	2.39	7,615	0.78	0.80	2.24	2.22
2000(4)	1.00	0.005	—	(0.005)	—	(0.005)	1.00	0.55	1,938	0.78	0.83	2.93	2.88

†                                          Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)                                  The California Tax Exempt Fund – Class B closed on March 11, 2002.  The financial information disclosed for the 2002 fiscal year represents activity that occurred while shares in the class were outstanding from September 2001 through March 2002.  All shares were redeemed from the class on March 11, 2002 and no activity occurred in the class for the period March 12, 2002 to August 31, 2002.  Ratios have been annualized.  The “Net Asset Value, End of Period” represents the NAV on the last redemption.

(2)                                  Per share calculations were performed using average shares for the period.

(3)                                  The California Tax Exempt Fund – Class B were offered beginning January 27, 1999.  All ratios for the period have been annualized.

(4)                                  The California Tax Exempt Fund – Class C commenced operations on June 26, 2000.  All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

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SEI Tax Exempt Trust

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:                  Call 1-800-DIAL-SEI

By Mail:                                               Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:                              http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

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SEI TAX EXEMPT TRUST

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

PROSPECTUS

December 31, 2004

PENNSYLVANIA TAX FREE FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A, Class B, and Class C Shares of the Pennsylvania Tax Free Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISERR	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATIONN	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

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RISK/RETURN INFORMATION

The Pennsylvania Tax Free Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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PENNSYLVANIA TAX FREE FUND

Fund Summary

Investment Goal:	Preserving capital while providing a high level of current income exempt from Federal and, to the extent possible, Pennsylvania state personal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Pennsylvania municipal money market securities

Investment Strategy

The Pennsylvania Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal and Pennsylvania state income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC. The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of issuers of Pennsylvania municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition of Pennsylvania municipal issuers also may adversely affect the value of the Fund’s securities.  For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund.  In addition, actual or perceived erosion of the creditworthiness of Pennsylvania municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of

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Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for nine years.  The performance information shown is based on full calendar years.

1995	3.74%
1996	3.26%
1997	3.46%
1998	3.29%
1999	3.15%
2000	3.93%
2001	2.68%
2002	1.23%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class A and B Shares for the periods ended December 31, 2003.*

	1 Year	5 Years	Since Inception
Pennsylvania Tax Free Fund — Class A Shares	X.XX%	X.XX%	X.XX%**
Pennsylvania Tax Free Fund — Class B Shares	X.XX%	N/A	X.XX%***

*          The Class C Shares of the Fund were not open to investors on December 31, 2002.

**       The inception date for Class A Shares of the Fund is January 21, 1994.

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***     The inception date for Class B Shares of the Fund is April 2, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

	Class A Shares	Class B Shares	Class C Shares
Investment Advisory Fees	0.04%	0.04%	0.04%
Distribution (12b-1) Fees	None	None	None
Other Expenses	X.XX%	X.XX%	X.XX%*
Total Annual Fund Operating Expenses	X.XX%**	X.XX%**	X.XX%***

*              Other expenses are based on estimated amounts for the current fiscal year.

**           The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees for the Class A Shares and the Fund’s administrator waived a portion of its fees for Class B Shares in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Pennsylvania Tax Free Fund — Class A Shares	X.XX%
Pennsylvania Tax Free Fund — Class B Shares	X.XX%

***         The Fund’s total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Pennsylvania Tax Free Fund — Class C Shares	X.XX%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

		1 Year		3 Years		5 Years		10 Years
Pennsylvania Tax Free Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX
Pennsylvania Tax Free Fund — Class B Shares	$	XX	$	XX	$	XX	$	XX
Pennsylvania Tax Free Fund — Class C Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.

For the fiscal year ended August 31, 2004, the Fund’s previous investment adviser received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since its inception.  Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980.  She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class A, Class B and Class C Shares of the Fund.  The Fund offers Class A, Class B and Class C Shares only to financial institutions or

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intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A, Class B and Class C Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund's policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant  amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price.

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Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this

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regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A, Class B or Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  The Fund must receive your redemption request before 1:30 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class A, Class B and Class C Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class A, Class B or Class C Shares.

For Class A, Class B and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.  SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund.  SIDCo. has no current intention to discontinue this voluntary waiver.

For Class B and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund also intends to distribute income that is exempt from Pennsylvania state and local income taxes.  The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The tables that follow present performance information about Class A Shares and Class B Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [______], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI Tax Exempt Trust – For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

		Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Distributions from Net Investment Income		Distributions from Net Realized Gain		Total Distributions		Net Asset Value, End of Period	Total Return†			Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Pennsylvania Tax Free Fund
Class A
2004	$	X.XX	$	X.XX	$	XX	$	X.XX	$	XX	$	X.XX	$	X.XX	X.XX	%	$	XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003		1.00		0.010		—		(0.010)		—		(0.010)		1.00	0.98			15,377	0.35		0.68		1.02		0.69
2002		1.00		0.014		—		(0.014)		—		(0.014)		1.00	1.41			34,387	0.35		0.69		1.38		1.04
2001		1.00		0.034		—		(0.034)		—		(0.034)		1.00	3.47			37,067	0.35		0.72		3.54		3.17
2000		1.00		0.036		—		(0.036)		—		(0.036)		1.00	3.66			69,575	0.35		0.69		3.68		3.34
Class B
2004	$	X.XX	$	X.XX	$	XX	$	X.XX	$	XX	$	X.XX	$	X.XX	X.XX	%	$	XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003		1.00		0.007		—		(0.007)		—		(0.007)		1.00	0.68			28,174	0.65		0.73		0.69		0.61
2002		1.00		0.011		—		(0.011)		—		(0.011)		1.00	1.10			26,210	0.65		0.74		1.01		0.92
2001(1)		1.00		0.011		—		(0.011)		—		(0.011)		1.00	1.11			5,966	0.65		0.77		2.51		2.39

Amounts designated as “–” are either $0 or have been rounded to $0.

†      Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)   The Pennsylvania Tax Free Fund – Class B commenced operations on April 2, 2001.  All ratios for the period have been annualized.

15

SEI Tax Exempt Trust

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

17

SEI TAX EXEMPT TRUST

CLASS A SHARES

PROSPECTUS

December 31, 2004

INSTITUTIONAL TAX FREE FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Institutional Tax Free Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

2

RISK/RETURN INFORMATION

The Institutional Tax Free Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

3

INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

Investment Strategy

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.  The Fund’s securities may change in value in response to changes in interest rates and other factors.  In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

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A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1994	2.81%
1995	3.83%
1996	3.39%
1997	3.51%
1998	3.33%
1999	3.13%
2000	4.00%
2001	2.68%
2002	1.30%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX	%
(XX/XX/XX)	(XX/XX/XX	)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003.

Class A Shares	1 Year		5 Years		10 Years		Since Inception*
Institutional Tax Free Fund	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*              The inception date of the Fund’s Class A Shares is November 3, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*                                         The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and the Fund’s distributor each voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Institutional Tax Free Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Tax Free Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.

For the fiscal year ended August 31, 2004, the Fund’s previous investment adviser received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class A Shares of the Fund.  The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

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How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund’s policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant  amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents

8

may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion

9

of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law. The Fund must receive your redemption request before 1:30 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.  SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class A Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [____________], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

13

SEI Tax Exempt Trust — For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Institutional Tax Free Fund
Class A
2004	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	$X.XX	X.XX	%	$XXX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	1.00	0.010	—	(0.010)	—	(0.010)	1.00	1.01		1,112,175	0.33		0.67		1.00		0.66
2002	1.00	0.015	—	(0.015)	—	(0.015)	1.00	1.51		1,074,583	0.33		0.69		1.49		1.13
2001	1.00	0.034	—	(0.034)	—	(0.034)	1.00	3.45		1,014,175	0.33		0.69		3.33		2.97
2000	1.00	0.037	—	(0.037)	—	(0.037)	1.00	3.72		755,806	0.33		0.69		3.65		3.29

†          Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

14

SEI Tax Exempt Trust

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:          http://www.seic.com

15

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

SEI TAX EXEMPT TRUST

CLASS B SHARES

PROSPECTUS

December 31, 2004

INSTITUTIONAL TAX FREE FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class B Shares of the Institutional Tax Free Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT
SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

2

RISK/RETURN INFORMATION

The Institutional Tax Free Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

3

INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

Investment Strategy

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.  The Fund’s securities may change in value in response to changes in interest rates and other factors.  In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

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A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class B Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1994	2.51%
1995	3.52%
1996	3.08%
1997	3.21%
1998	3.02%
1999	2.82%
2000	3.69%
2001	2.37%
2002	1.00%
2003	X.XX%

Best Quarter		Worst Quarter
X.XX	%	X.XX	%
(XX/XX/XX)		(XX/XX/XX)

The Fund’s Class B total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class B Shares for the periods ended December 31, 2003.

Class B Shares	1 Year		5 Years		10 Years		Since Inception*
Institutional Tax Free Fund	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*              The inception date of the Fund’s Class B Shares is October 15, 1990.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

5

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class B Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level.  The Fund’s administrator may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses were as follows:

Institutional Tax Free Fund — Class B Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Tax Free Fund — Class B Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.

For the fiscal year ended August 31, 2004, the Fund’s previous investment adviser received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.

Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class B Shares of the Fund.  The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their

7

customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day).  However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund’s policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant  amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price.

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Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this

9

regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  The Fund must receive your redemption request before 1:30 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class B Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

10

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund’s Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class B Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [______], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

13

SEI Tax Exempt Trust — For the Periods Ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Institutional Tax Free Fund
Class B
2004	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	1.00	0.007	—	(0.007)	—	(0.007)	1.00	0.70		251,836	0.63		0.72		0.71		0.62
2002	1.00	0.012	—	(0.012)	—	(0.012)	1.00	1.21		272,222	0.63		0.74		1.17		1.06
2001	1.00	0.031	—	(0.031)	—	(0.031)	1.00	3.14		208,604	0.63		0.74		3.02		2.91
2000	1.00	0.034	—	(0.034)	—	(0.034)	1.00	3.42		114,633	0.63		0.74		3.45		3.34

†                       Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions [~~and~~]or the redemption of Fund shares.

Amounts designated as “—’’ are either $0 or have been rounded to $0.

14

SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:          http://www.seic.com

15

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

16

SEI TAX EXEMPT TRUST

CLASS C SHARES

PROSPECTUS

December 31, 2004

INSTITUTIONAL TAX FREE FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:

WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class C Shares of the Institutional Tax Free Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION
ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

2

RISK/RETURN INFORMATION

The Institutional Tax Free Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

3

INSTITUTIONAL TAX FREE FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

Investment Strategy

The Institutional Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.  The Fund’s securities may change in value in response to changes in interest rates and other factors.  In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

4

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class C Shares from year to year for eight years.  The performance information shown is based on full calendar years.

1996	2.87%
1997	3.00%
1998	2.81%
1999	2.61%
2000	3.48%
2001	2.17%
2002	0.80%
2003	X.XX%

Best Quarter		Worst Quarter
X.XX	%	X.XX	%
(XX/XX/XX	)	(XX/XX/XX	)

The Fund’s Class C total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class C Shares for the periods ended December 31, 2003.

Class C Shares	1 Year		5 Years		Since Inception*
Institutional Tax Free Fund	X.XX	%	X.XX	%	X.XX	%

*              The inception date of the Fund’s Class C Shares is September 11, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

5

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class C Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level.  The Fund’s administrator may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses were as follows:

Institutional Tax Free Fund — Class C Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Tax Free Fund — Class C Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.

For the fiscal year ended August 31, 2004, the Fund’s previous investment adviser received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980. She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class C Shares of the Fund.  The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

7

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day).  However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund’s policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 3:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 3:00 p.m., Eastern time and federal funds (readily available funds) before 3:00 p.m., Eastern time.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant  amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also

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value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion

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of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  The Fund must receive your redemption request before 1:30 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class C Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class C Shares.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class C Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [______], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI Tax Exempt Trust — For the Periods Ended August 31,

For a Share Outstanding Throughout the Periods

Net Asset Value, Beginning of Period		Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)		Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Institutional Tax Free Fund
Class C
2004	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	1.00	0.005	—	(0.005)	—	(0.005)	1.00	0.50		37,052	0.83		0.92		0.52		0.43
2002	1.00	0.010	—	(0.010)	—	(0.010)	1.00	1.00		47,939	0.83		0.94		0.98		0.87
2001	1.00	0.029	—	(0.029)	—	(0.029)	1.00	2.94		31,918	0.83		0.94		2.94		2.83
2000	1.00	0.032	—	(0.032)	—	(0.032)	1.00	3.21		54,064	0.83		0.94		3.16		3.05

†                       Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

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SEI Tax Exempt Trust

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:      Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:          http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

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SEI TAX EXEMPT TRUST

CLASS A SHARES

PROSPECTUS

December 31, 2004

TAX FREE FUND

Investment Adviser:
SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:
WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Tax Free Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

2

RISK/RETURN INFORMATION

The Tax Free Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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TAX FREE FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term tax-exempt money market securities

Investment Strategy

The Tax Free Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities.  The Fund’s securities may change in value in response to changes in interest rates and other factors.  In addition, actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

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A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1994	2.54%
1995	3.62%
1996	3.23%
1997	3.37%
1998	3.20%
1999	2.98%
2000	3.85%
2001	2.52%
2002	1.15%
2003	X.XX %

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

The Fund’s Class A total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2003.

Class A Shares	1 Year		5 Years		10 Years		Since Inception*
Tax Free Fund	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class A Shares is November 12, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*                                         The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s distributor voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level.  The Fund’s distributor may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses were as follows:

Tax Free Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax Free Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.

For the fiscal year ended August 31, 2004, the Fund’s previous investment adviser received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since 1990. Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980.  She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class A Shares of the Fund.  The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their

7

customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund's policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 4:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 4:00 p.m., Eastern time and federal funds (readily available funds) before 4:00 p.m., Eastern time.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant  amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price.

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Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this

9

regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law. The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.  SIDCo. has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class A Shares of the Fund.  SIDCo. has no current intention to discontinue this voluntary waiver.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund may also invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class A Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [______],  independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI Tax Exempt Trust — For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Tax Free Fund
Class A
2004	$ X.XX	$ X.XX	$ XX	$ X.XX	$ XX	$ X.XX	$ X.XX	X.XX	%	$ XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	1.00	0.009	—	(0.009)	—	(0.009)	1.00	0.86		884,503	0.45		0.68		0.84		0.61
2002	1.00	0.013	—	(0.013)	—	(0.013)	1.00	1.35		851,683	0.45		0.69		1.33		1.09
2001	1.00	0.033	—	(0.033)	—	(0.033)	1.00	3.30		790,390	0.45		0.69		3.26		3.02
2000	1.00	0.035	—	(0.035)	—	(0.035)	1.00	3.58		894,090	0.45		0.69		3.56		3.32

†                                           Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

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SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

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By Internet:          http://www.seic.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

16

SEI TAX EXEMPT TRUST

CLASS A SHARES

PROSPECTUS

December 31, 2004

MASSACHUSETTS TAX FREE MONEY MARKET FUND

Investment Adviser:
SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:
WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

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RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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MASSACHUSETTS TAX FREE MONEY MARKET FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Massachusetts municipal money market securities

Investment Strategy

The Massachusetts Tax Free Money Market Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts state income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund’s securities.  For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings

4

are factors which may affect the Fund.  In addition, actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information

[As of December 31, 2004, the Class A Shares of the Fund had not commenced operations and did not have a performance history.]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Since Class A Shares are invested in the same portfolio of securities, returns for Class A Shares will be substantially similar to those of Class B Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class B Shares from year to year for two years.  The performance information shown is based on full calendar years.

2002	0.92%
2003	X.XX	%

Best Quarter	Worst Quarter
X.XX%	X.XX	%
(XX/XX/XX)	(XX/XX/XX	)

The Fund’s Class B total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class B Shares for the periods ended December 31, 2003.

Class B Shares	1 Year		Since Inception*
Massachusetts Tax Free Money Market Fund	X.XX	%	X.XX	%

*                               The inception date of the Fund’s Class B Shares is May 16, 2001.

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Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class A Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              Other expenses are based on estimated amounts for the current fiscal year.

**           The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s administrator and the Fund’s distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level.  The Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses are expected to be as follows:

Massachusetts Tax Free Money Market Fund — Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Massachusetts Tax Free Money Market Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.  For the fiscal year ended August 31, 2004, SIMC received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since its inception.  Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980.  She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class A Shares of the Fund.  The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

7

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund’s policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost

8

valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant  amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your

9

account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class A Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

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Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.  SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. SIDCo. has no current intention to discontinue this voluntary waiver.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund also intends to distribute income that is exempt from Massachusetts state income taxes.  The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class B Shares of the Fund.  Since Class A Shares are invested in the same portfolio of securities, returns for Class A Shares will be substantially similar to those of the Class B Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. This information is intended to help you understand the Fund’s financial performance for the past five years, or if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [_______], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI Tax Exempt Trust — For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Massachusetts Tax Free Money Market Fund
Class B
2004	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	1.00	0.007	—	(0.007)	—	(0.007)	1.00	0.69		65,815	0.55		0.60		0.69		0.64
2002	1.00	0.011	—	(0.011)	—	(0.011)	1.00	1.06		79,618	0.55		0.61		1.05		0.99
2001(1)	1.00	0.006	—	(0.006)	—	(0.006)	1.00	0.58		82,781	0.55		0.67		1.95		1.83

†                                           Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)                                    The Massachusetts Tax Free Money Market Fund — Class B commenced operations on May 16, 2001.  All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

14

SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:          http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

16

SEI TAX EXEMPT TRUST

CLASS B SHARES

PROSPECTUS

December 31, 2004

MASSACHUSETTS TAX FREE MONEY MARKET FUND

Investment Adviser:
SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:
WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class B Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCEINFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

2

RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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MASSACHUSETTS TAX FREE MONEY MARKET FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Massachusetts municipal money market securities

Investment Strategy

The Massachusetts Tax Free Money Market Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts state income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund’s securities.  For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings

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are factors which may affect the Fund.  In addition, actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

5

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class B Shares from year to year for two years.  The performance information shown is based on full calendar years.

2002	0.92%
2003	X.XX	%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

The Fund’s Class B total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class B Shares for the periods ended December 31, 2003.

Class B Shares	1 Year		Since Inception*
Massachusetts Tax Free Money Market Fund	X.XX	%	X.XX	%

*                               The inception date of the Fund’s Class B Shares is May 16, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class B Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%
Total Annual Fund Operating Expenses	X.XX	%*

*                                         The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator voluntarily waived a

6

portion of its fees in order to keep total operating expenses at a specified level.  The Fund’s administrator may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses were as follows:

Massachusetts Tax Free Money Market Fund — Class B Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Massachusetts Tax Free Money Market Fund — Class B Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.  For the fiscal year ended August 31, 2004, SIMC received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since its inception.  Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980.  She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class B Shares of the Fund.  The Fund offers Class B Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

8

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day).  However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund's policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

Pricing of Fund Shares

9

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant  amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price. Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information

10

required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class B Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class B Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

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Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund’s Class B Shares.

For Class B Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

12

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund also intends to distribute income that is exempt from Massachusetts state income taxes.  The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

13

Financial Highlights

The table that follows presents performance information about Class B Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years, or if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [__________], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI Tax Exempt Trust — For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Massachusetts Tax Free Money Market Fund
Class B
2004	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	1.00	0.007	—	(0.007)	—	(0.007)	1.00	0.69		65,815	0.55		0.60		0.69		0.64
2002	1.00	0.011	—	(0.011)	—	(0.011)	1.00	1.06		79,618	0.55		0.61		1.05		0.99
2001(1)	1.00	0.006	—	(0.006)	—	(0.006)	1.00	0.58		82,781	0.55		0.67		1.95		1.83

†                                           Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)                                    The Massachusetts Tax Free Money Market Fund — Class B commenced operations on May 16, 2001.  All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

15

SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:          http://www.seic.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

SEI TAX EXEMPT TRUST

CLASS C SHARES

PROSPECTUS

December 31, 2004

MASSACHUSETTS TAX FREE MONEY MARKET FUND

Investment Adviser:
SEI INVESTMENTS MANAGEMENT CORPORATION

Investment Sub-Adviser:
WEISS, PECK & GREER INVESTMENTS

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Tax Exempt Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class C Shares of the Massachusetts Tax Free Money Market Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE INFORMATION AND EXPENSES	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INVESTMENT ADVISER AND SUB-ADVISER	XXX
PURCHASING AND SELLING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

MUNICIPAL SECURITIES

The Fund invests primarily in municipal securities.  Municipal securities are bonds and other fixed income securities issued by state and local governments and their agencies (such as housing or hospital authorities) to finance capital expenditures and operations.  The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government, or may be supported only by an agency or a particular source of revenues.  Therefore, municipal securities vary in credit quality.

Generally, the income from municipal securities is exempt from Federal income tax, and also may be exempt from certain state and/or local taxes depending on an investor’s state of residence.  Even so, income from certain obligations may be subject to Federal alternative minimum tax.

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RISK/RETURN INFORMATION

The Massachusetts Tax Free Money Market Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  Although the Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in the Fund.

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MASSACHUSETTS TAX FREE MONEY MARKET FUND

Fund Summary

Investment Goal:	Preserving principal value and maintaining a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes

Share Price Volatility:	Very low

Principal Investment Strategy:	Utilizing a sub-adviser experienced in selecting municipal securities, the Fund invests in high quality, short-term Massachusetts municipal money market securities

Investment Strategy

The Massachusetts Tax Free Money Market Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal and Massachusetts state income taxes and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as Puerto Rico and other U.S. territories and possessions.

The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers.  The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund.

The Fund utilizes a Sub-Adviser to manage the Fund’s portfolio under the general supervision of SIMC.  The Fund invests in high quality, short-term debt securities, commonly known as money market instruments.  These include municipal bonds, notes and tax-exempt commercial paper.  The Fund may, to a limited extent, invest in certain taxable securities and repurchase agreements, as well as in securities subject to the alternative minimum tax or in taxable municipal securities.  The Fund follows strict SEC rules about the credit risk, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund’s yield will decline due to falling interest rates.

State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities to pay interest and principal on municipal debt.  There may be economic or political changes that impact the ability of issuers of Massachusetts municipal securities to repay principal and to make interest payments on securities owned by the Fund.  Changes to the financial condition of Massachusetts municipal issuers also may adversely affect the value of the Fund’s securities.  For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings

4

are factors which may affect the Fund.  In addition, actual or perceived erosion of the creditworthiness of Massachusetts municipal issuers may reduce the value of the Fund’s holdings.  As a result, the Fund will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.  In addition, although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

5

Performance Information

[As of December 31, 2004, the Class C Shares of the Fund had not commenced operations and did not have a performance history.]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Since Class C Shares are invested in the same portfolio of securities, returns for Class C Shares will be substantially similar to those of Class B Shares, shown here, and will differ only to the extent that Class C Shares have higher expenses.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class B Shares from year to year for two years.  The performance information shown is based on full calendar years.

2002	0.92%
2003	X.XX	%

Best Quarter	Worst Quarter
X.XX%	X.XX%
(XX/XX/XX)	(XX/XX/XX)

The Fund’s Class B total return from January 1, 2004 to September 30, 2004 was X.XX%.

This table shows the Fund’s average annual total returns for Class B Shares for the periods ended December 31, 2003.

Class B Shares	1 Year		Since Inception*
Massachusetts Tax Free Money Market Fund	X.XX	%	X.XX	%

*                               The inception date of the Fund’s Class B Shares is May 16, 2001.

Please call 1-800-DIAL-SEI to obtain the Fund’s current yield.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses
(Expenses deducted from Fund assets)

Class C Shares
Investment Advisory Fees	0.04%
Distribution (12b-1) Fees	None
Other Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

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* Other expenses are based on estimated amounts for the current fiscal year.

**           The Fund’s total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund’s administrator is voluntarily waiving a portion of its fees in order to keep total operating expenses at a specified level.  The Fund’s administrator may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Massachusetts Tax Free Money Market Fund — Class C Shares	X.XX	%

For more information about these fees, see “Investment Adviser and Sub-Adviser”  and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Massachusetts Tax Free Money Market Fund — Class C Shares	$	XX	$	XX	$	XX	$	XX

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More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s objectives.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines, and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of September 30, 2004, SIMC had more than $67.3 billion in assets under management.  For the fiscal year ended August 31, 2004, SIMC received investment advisory fees of X.XX% of the average daily net assets of the Fund.

Sub-Adviser and Portfolio Manager

Weiss, Peck & Greer Investments (WPG), located at 909 Third Avenue, New York, NY 10022, serves as the Sub-Adviser to the Fund.  Janet Fiorenza, Managing Director, Co-Head of Municipal Securities and Senior Portfolio Manager, has managed the Fund since its inception.  Ms. Fiorenza has been with WPG since 1988, and with its predecessor since 1980.  She has more than 24 years of investment experience.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class C Shares of the Fund.  The Fund offers Class C Shares only to financial institutions or intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

8

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early.  In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund’s Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the same day the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in trading that is inconsistent with the Fund’s policy on frequent trading.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time, or as of the close of the Business Day, whichever time is earlier.  So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund (or its authorized intermediary) must receive your purchase order in proper form before 2:00 p.m., Eastern time and federal funds (readily available funds) before 2:00 p.m., Eastern time.

9

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method.  The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  It is described in greater detail in the SAI.  If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price.  Debt securities, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund has not adopted a policy and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to its use for cash sweep and other purposes, it is the Fund’s expectation that this money market fund will be used by certain investors for short-term investment purposes.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided.  Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your

10

account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class C Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  The Fund must receive your redemption request before 2:00 p.m., Eastern time for your redemption to be processed that day.

Receiving Your Money

Normally, the Fund will make payment on your sale on the same Business Day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares

If your account balance drops below the required minimum, $100,000 for Class C Shares of the Fund, you may be required to sell your shares.  You will always be given at least 60 days’ written notice to give you time to add to your account and avoid selling your shares.

11

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund’s Class C Shares.

For Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.  Portfolio holdings information for the Fund is available on the following web site: http://www.seic.com/holdings_home_ria.asp.  As of the most recent month-end, the Fund will post to the web site the Fund’s top ten holdings and full portfolio holdings.  The Fund’s top ten holdings will be available within ten (10) calendar days and the Fund’s full portfolio holdings will be available within thirty (30) calendar days of the end of each month.  Holdings information will remain on the web site until the first business day of the fifth month after the date to which the data relates.

12

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about Federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.  Because the Fund expects to maintain a stable $1.00 per share price, you should not have any gain or loss if you sell your Fund shares.

The Fund intends to distribute federally tax-exempt income.  The Fund also intends to distribute income that is exempt from Massachusetts state income taxes.  The Fund may invest a portion of its assets in securities that generate income that is subject to Federal or state income taxes.  Income exempt from Federal tax may be subject to state and local taxes.  It is not expected that any portion of the taxable income that may be generated by the Fund will be qualified dividend income.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The table that follows presents performance information about Class B Shares of the Fund.  Since Class C Shares are invested in the same portfolio of securities, returns for Class C Shares will be substantially similar to those of the Class B Shares, shown here, and will differ only to the extent that Class C Shares have higher expenses. This information is intended to help you understand the Fund’s financial performance for the past five years, or if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information for the years ended August 31, 2004, 2003 and 2002 has been audited by [_____], independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report that accompanies the Fund’s SAI.  The information for the periods presented through August 31, 2001 has been audited by the Fund’s previous independent registered public accounting firm.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

14

SEI Tax Exempt Trust — For the Periods Ended August 31,
For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)
Massachusetts Tax Free Money Market Fund
Class B
2004	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	X.XX	%
2003	1.00	0.007	—	(0.007)	—	(0.007)	1.00	0.69		65,815	0.55		0.60		0.69		0.64
2002	1.00	0.011	—	(0.011)	—	(0.011)	1.00	1.06		79,618	0.55		0.61		1.05		0.99
2001(1)	1.00	0.006	—	(0.006)	—	(0.006)	1.00	0.58		82,781	0.55		0.67		1.95		1.83

†                                           Total return is for the period indicated and has not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)                                    The Massachusetts Tax Free Money Market Fund — Class B commenced operations on May 16, 2001.  All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

15

SEI TAX EXEMPT TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2004 includes more detailed information about the SEI Tax Exempt Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:                Write to the Fund at:
                                One Freedom Valley Drive
                                Oaks, PA 19456

By Internet:  http://www.seic.com

16

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Tax Exempt Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

The SEI Tax Exempt Trust’s Investment Company Act registration number is 811-3447.

17

SEI TAX EXEMPT TRUST

Administrator:

SEI Investments Fund Management

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Investment Sub-Advisers:

McDonnell Investment Management, LLC
Standish Mellon Asset Management Co. LLC
Weiss, Peck & Greer Investments

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses relating to Class A shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund, Class B shares of the Pennsylvania Municipal Bond Fund, Class A shares of the Institutional Tax Free Fund, Class B shares of the Institutional Tax Free Fund, Class C shares of the Institutional Tax Free Fund, Class A shares of the Tax Free Fund, Class A, B and C shares of the California Tax Exempt Fund, Class A, B and C shares of the Pennsylvania Tax Free Fund, Class A shares of the Massachusetts Tax Free Money Market Fund, Class B shares of the Massachusetts Tax Free Money Market Fund, Class C shares of the Massachusetts Tax Free Money Market Fund and the Class Y shares of the Intermediate-Term Municipal Fund, each dated December 31, 2004. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended August 31, 2004, including notes thereto and the report of the [   ] thereon, are herein incorporated by reference from the Trust's 2004 Annual Report. A copy of the 2004 Annual Report must accompany the delivery of this Statement of Additional Information.

December 31, 2004

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS	S-9

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-9

Commercial Paper	S-10

Fixed Income Securities	S-10

Futures and Options on Futures	S-10

Illiquid Securities	S-11

Investment Companies	S-12

Municipal Securities	S-12

Non-Diversification	S-13

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-13

Repurchase Agreements	S-14

Standby Commitments and Put Transactions	S-14

U.S. Government Securities	S-15

Variable and Floating Rate Securities	S-16

When-Issued and Delayed Delivery Securities	S-16

INVESTMENT LIMITATIONS	S-16

STATE SPECIFIC DISCLOSURE	S-22

THE ADMINISTRATOR AND TRANSFER AGENT	S-24

THE ADVISER AND SUB-ADVISERS	S-25

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-27

TRUSTEES AND OFFICERS OF THE TRUST	S-28

PROXY VOTING POLICIES AND PROCEDURES	S-33

DETERMINATION OF NET ASSET VALUE	S-33

PURCHASE AND REDEMPTION OF SHARES	S-35

TAXES	S-35

PORTFOLIO TRANSACTIONS	S-40

PORTFOLIO TURNOVER	S-42

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-42

DESCRIPTION OF SHARES	S-43

LIMITATION OF TRUSTEES' LIABILITY	S-43

CODES OF ETHICS	S-43

VOTING	S-43

SHAREHOLDER LIABILITY	S-44

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-44

CUSTODIAN	S-50

EXPERTS	S-50

LEGAL COUNSEL	S-50

APPENDIX A-DESCRIPTION OF RATINGS	A-1

THE TRUST

General. SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. This Statement of Additional Information relates to the following funds: Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Massachusetts Tax Free Money Market, Institutional Tax Free, Tax Free, California Tax Exempt and Pennsylvania Tax Free Funds (each a "Fund," and collectively, the "Funds"), including any different classes of the Funds. Except for differences between the Class A, Class B, Class C and Class Y shares of any Fund pertaining to sales loads, distribution, shareholder servicing and administrative servicing plans, transfer agency costs, or other related class expenses, and voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

INVESTMENT OBJECTIVES AND POLICIES

INTERMEDIATE-TERM MUNICIPAL FUND-The Fund's investment objective is to seek the highest level of income exempt from Federal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income taxes, based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities for defensive purposes or when sufficient tax exempt securities considered appropriate by SEI Investments Management Corporation ("SIMC") or Standish Mellon Asset Management Co. LLC ("Standish"), the Fund's investment sub-adviser, are not available for purchase.

The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or if not rated are of comparable quality as determined by Standish: (i) municipal bonds rated BBB- or better by Standard and Poor's Rating Group ("S&P") or Baa3 or better by Moody's Investors Service, Inc. ("Moody's"); (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in: (a) municipal securities whose issuers are located in the same state; and (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and Standish determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

SHORT DURATION MUNICIPAL FUND-The Fund's investment objective is to seek a high level of income exempt from Federal income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal income taxes, based upon opinions from bond counsel for the issuers. The issuers of these securities can be located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities.

The Fund may purchase the following types of municipal securities, but only if such securities, at the time of purchase, either have the requisite rating, or if not rated are of comparable quality as determined by Weiss, Peck & Greer Investments ("WPG"), the Fund's investment sub-adviser: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-2 by S&P or MIG-2 or VMIG-2 by Moody's; and (iii) tax-exempt commercial paper rated at least A-2 by S&P or Prime-2 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

The Fund also may invest in other securities and use investment strategies and techniques included in the section entitled "Description of Permitted Investments and Risk Factors."

CALIFORNIA MUNICIPAL BOND FUND-The Fund's investment objective is to seek the highest level of current income exempt from Federal and California income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from Federal and California state income taxes ("California Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. California Securities constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or McDonnell Investment Management, LLC ("McDonnell"), the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by McDonnell: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and McDonnell determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

MASSACHUSETTS MUNICIPAL BOND FUND-The Fund's investment objective is to seek the highest level of current income exempt from Federal and Massachusetts income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Massachusetts state income taxes ("Massachusetts Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and Standish determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW JERSEY MUNICIPAL BOND FUND-The Fund's investment objective is to seek the highest level of income exempt from Federal and New Jersey income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New Jersey state income taxes ("New Jersey Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or McDonnell, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by McDonnell: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and McDonnell determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW YORK MUNICIPAL BOND FUND-The Fund's investment objective is to seek the highest level of current income exempt from Federal and New York state and city personal income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and New York state and city income taxes ("New York Securities"). Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings. Municipal obligations owned by the Fund which become less than the prescribed investment quality will be sold at a time when, in the judgment of Standish, it does not substantially impact the market value of the Fund.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and Standish determine that market conditions so warrant, the Fund can maintain an average-weighted maturity of less than three years.

PENNSYLVANIA MUNICIPAL BOND FUND-The Fund's investment objective is to provide current income exempt from Federal and Pennsylvania income taxes, consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets in investment grade municipal securities that pay interest that is exempt from both Federal and Pennsylvania state income taxes. Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. In addition, for temporary defensive purposes when, in the opinion of SIMC or Standish, the Fund's investment sub-adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities which pay interest which is exempt only from Federal income taxes or in taxable securities as described below.

The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by Standish: (i) municipal bonds rated BBB- or better by S&P or Baa3 or better by Moody's; (ii) municipal notes rated at least SP-1 by S&P or MIG-1 or VMIG-1 by Moody's; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors"

section of this Statement of Additional Information, as well as the "Description of Ratings" in Appendix A of this Statement of Additional Information for information about ratings.

The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

MASSACHUSETTS TAX FREE MONEY MARKET FUND-The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, Massachusetts state personal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that, in the opinion of bond counsel, is exempt from both Federal and Massachusetts state income taxes; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Municipal obligations the interest on which is exempt from Massachusetts state personal income tax constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. The Fund may invest, under normal circumstances, up to 20% of its net assets in: (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax; and (2) taxable investments (including repurchase agreements). The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. In addition, for temporary defensive purposes when SIMC or WPG, the Fund's investment sub-adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Massachusetts or taxable money market securities.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act").

There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

INSTITUTIONAL TAX FREE FUND-The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes, based on the opinion of bond counsel; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund invests in U.S. dollar denominated municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities: (a) whose issuers are located in the same state; or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems. In seeking to attain its investment objective, the Fund may invest all of or any part of its assets in municipal securities that are industrial development bonds.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

TAX FREE FUND-The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes, based on opinions from bond counsel; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. The Fund invests in U.S. dollar denominated municipal securities of issuers located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in taxable money market instruments (including repurchase agreements) and securities the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business, or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues of similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities: (a) whose issuers are located in the same state; or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

In seeking to attain its investment objective, the Fund may invest all of or any part of its assets in municipal securities that are industrial development bonds.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

CALIFORNIA TAX EXEMPT FUND-The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal and, to the extent possible, California state personal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that, in the opinion of bond counsel, is exempt from Federal and California state income taxes; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Municipal obligations the interest on which is exempt from California state personal income tax constitute municipal obligations of the state of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. The Fund may invest, under normal circumstances, up to 20% of its net assets in: (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax; and (2) taxable investments (including repurchase agreements). The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. In addition, for temporary defensive purposes, when SIMC or WPG, the Fund's investment sub-adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

There could be economic, business or political developments which might affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

PENNSYLVANIA TAX FREE FUND-The Fund's investment objective is to preserve capital while providing a high level of current income, exempt from Federal and, to the extent possible, Pennsylvania state personal income taxes. The Fund will attempt to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will be able to achieve its investment objective or that the Fund will be able to maintain a constant $1.00 net asset value per share.

As a fundamental policy, the Fund will invest, under normal circumstances: (i) at least 80% of its net assets in municipal money market securities that pay interest that, in the opinion of bond counsel for the issuer, is exempt from Federal and Pennsylvania state income taxes; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax. Municipal obligations the interest on which is exempt from Pennsylvania personal income tax ("Pennsylvania Securities") constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. The Fund may invest, under normal circumstances, up to 20% of its net assets in: (1) municipal securities the interest on which is a preference item for purposes of the Federal alternative minimum tax; and (2) taxable securities, including repurchase agreements, and shares of other mutual funds to the extent permitted by regulations of the SEC. The Fund may purchase securities on a "when-issued" basis, may purchase variable and floating rate obligations and reserves the right to engage in transactions involving standby commitments. In addition, for temporary defensive purposes, when SIMC or WPG, the Fund's investment sub-adviser, determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than Pennsylvania or taxable money market instruments.

The Fund may purchase municipal bonds, municipal notes and tax-exempt commercial paper, but only if such securities, at the time of purchase, meet the quality, maturity and diversification requirements imposed by Rule 2a-7 under the 1940 Act.

See "Investment Policies Applicable to Money Market Funds" for additional information about the Fund's investment policies.

INVESTMENT POLICIES APPLICABLE TO MONEY MARKET FUNDS

The California Tax Exempt, Massachusetts Tax Free Money Market and Pennsylvania Tax Free Funds (collectively, the "State Money Market Funds") and the Institutional Tax Free and Tax Free Funds (collectively with the State Money Market Funds, the "Money Market Funds") intend to comply with the requirements of Rule 2a-7 under the 1940 Act, as that Rule may be amended from time to time. These requirements currently provide that the Money Market Funds must limit their investments to securities with remaining maturities of 397 days or less, and must maintain a dollar-weighted average maturity of 90 days or less. In addition, the Money Market Funds may only invest in eligible securities. In general, this means securities rated in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if only one NRSRO has rated the security), or, if unrated, determined by the investment adviser or sub-adviser, as applicable, to be of equivalent quality. Since the Money Market Funds often purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Funds and affect their share price.

Securities rated in the highest rating category (e.g., A-1 by S&P) by at least two NRSROs (or, if unrated, determined to be of comparable quality) are considered "first tier" securities. Eligible securities rated in the second highest rating category (e.g., A-2 by S&P) (or, if unrated, determined to be of comparable quality) are considered "second tier" securities. A Money Market Fund other than a State Money Market Fund is generally limited to investing only up to 5% of its total assets in securities of any particular issuer. A State Money Market Fund's investments in securities of a single issuer are also limited in this manner, but only with respect to 75% of its total assets. In addition, total investments by a State Money Market Fund in second tier "conduit" securities will be limited to 5% of the State Money Market Fund's assets and, for each obligor thereon, will be limited to the greater of 1% of the Fund's assets or one million dollars. "Conduit" securities are securities issued by municipalities to finance non-governmental private projects, such as housing developments and retirement homes, and for which the ultimate obligor is not the municipal or governmental issuer.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies'' section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Fund's adviser or sub-adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The adviser or sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

COMMERCIAL PAPER-Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

FIXED INCOME SECURITIES-Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO or, if not rated, are determined to be of comparable quality by a Fund's adviser or sub-adviser, as applicable. See "Appendix A-Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Fund's adviser or sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security.

FUTURES AND OPTIONS ON FUTURES-Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies: attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on the adviser's or sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the adviser or sub-adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the adviser or sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INVESTMENT COMPANIES-Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Currently, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SIMC, however, have obtained an order from the SEC that permits a Fund to invest its uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by its adviser or sub-adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

MUNICIPAL SECURITIES-Municipal Securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds-Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases-Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes-Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION-The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of their assets may be invested in the obligations of a limited number of issuers. The value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS-A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

REPURCHASE AGREEMENTS-A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the adviser or sub-adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The adviser or sub-adviser, as applicable, monitors compliance with this requirement, as well as the on-going financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the adviser or sub-adviser, as applicable, liquidity or other considerations so warrant.

STANDBY COMMITMENTS AND PUT TRANSACTIONS-The Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the investment adviser or sub-adviser, as applicable, believes present minimum credit risks, and the investment adviser or sub-adviser, as applicable, would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. The Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds will consider the "maturity" of a security subject to a put to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

The Trust has received a private letter ruling from the Internal Revenue Service that, to the extent it purchases securities subject to the right to put them back to the seller in order to maintain liquidity to meet redemption requirements, it will be treated as the owner of those securities for Federal income tax purposes. No assurance can be given that future legislative, judicial or administrative changes may not modify the Trust's private letter ruling.

U.S. GOVERNMENT SECURITIES-Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of the Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS-Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES-When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the adviser or sub-adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security, and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Investment Limitations.

The following investment limitations are fundamental policies of each Fund and may not be changed without shareholder approval.

    A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Massachusetts Tax Free Money Market Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Investment Limitations.

The following non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.

A Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

  6.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  8.  Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  9.  Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The following non-fundamental policies apply to the Tax Free, Institutional Tax Free, California Tax Exempt, Pennsylvania Tax Free, Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval. It is a non-fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this Statement of Additional Information and in their respective prospectuses.

    A Fund may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that each Fund (except the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds) may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. The California Tax Exempt Fund has a fundamental policy that, to the extent such borrowing exceeds 5% of the value of the Fund's total assets, borrowing will be done from a bank and in accordance with the requirements of the 1940 Act. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of their total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  4.  Purchase securities of other investment companies, except that the Intermediate-Term Municipal, Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

  5.  Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

  6.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  7.  Invest in companies for the purpose of exercising control.

  8.  Acquire more than 10% of the voting securities of any one issuer.

  9.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

  10.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  11.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

  12.  Purchase warrants, calls, straddles, spreads or combinations thereof, except as permitted by this Statement of Additional Information.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs. The Institutional Tax Free Fund and the California Tax Exempt Fund may not invest in oil, gas or mineral leases.

  14.  Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories). This investment limitation applies to the Intermediate-Term Municipal Fund, Tax Free Fund, Institutional Tax Free Fund and Pennsylvania Municipal Bond Fund. For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

    The following non-fundamental policies apply to the Massachusetts Tax Free Money Market Fund. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.

The Fund may not:

  1.  With respect to 75% of its total assets, purchase securities of any issuer (other than U.S. Government securities or securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than 5% of total assets would be invested in the securities of such issuer; provided that the Fund may not invest more than 5% of its total assets in securities of a single issuer unless such securities are first tier securities. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 Act shall apply.

  2.  Purchase second tier conduit securities of any issuer (other than securities subject to a guarantee issued by a person not controlled by the issuer) if, as a result, more than the greater of 1% of its total assets or $1 million would be invested in second tier conduit securities of such issuer. In determining compliance with this restriction, the provisions of Rule 2a-7 under the 1940 Act shall apply.

  3.  Invest in companies for the purpose of exercising control.

  4.  Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Fund has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its total assets would be invested in illiquid securities.

  5.  Purchase securities of other investment companies, except that the Fund may purchase securities of money market funds, as permitted by the 1940 Act and any rule, regulation and order thereunder, including Rule 2a-7 under the 1940 Act.

  6.  Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

  7.  Purchase securities on margin, except that the Fund may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

  8.  Purchase any securities which would cause 25% or more of the total assets of the Fund, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; or (b) obligations of state or municipal governments and their political subdivisions.

  9.  Borrow, except that the Fund may: (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; and (b) to the extent consistent with the Fund's investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

  10.  Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that the Fund may: (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

  11.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may: (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts and options on futures (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

  12.  Issue senior securities (as defined by the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The following non-fundamental policies apply to the Short Duration Municipal Fund. These non-fundamental policies may be changed by the Board of Trustees without shareholder approval.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5.  Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this industry concentration limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

  8.  Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  9.  Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

    The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification.  Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration.  The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing.  The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities.  Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending.  Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting.  Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate.  The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

STATE SPECIFIC DISCLOSURE

The following information constitutes only a brief summary, and is not intended as a complete description.

Special Considerations Relating to California Municipal Securities

The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by: (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions; (2) a wide variety of California laws and regulations; and (3) the general financial condition of the State of California.

There could be economic, business or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

California Risk Factors. The California Municipal Bond and California Tax Exempt Funds will have considerable investments in California municipal obligations. As a result, the Funds will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

An investment in a Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect a Fund.

Additional Considerations. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature in regards to the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Funds and the value of the Funds' investments.

Special Considerations Relating to Massachusetts Municipal Securities

Massachusetts Risk Factors. The Massachusetts Municipal Bond and Massachusetts Tax Free Money Market Funds will have considerable investments in Massachusetts municipal obligations. As a result, the Funds will be more susceptible to factors which adversely affect issuers of Massachusetts obligations than a mutual fund which does not have as great a concentration in Massachusetts municipal obligations.

An investment in a Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect a Fund.

Special Considerations Relating to New Jersey Municipal Securities

New Jersey Risk Factors. The New Jersey Municipal Bond Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the State of New Jersey. For example, financial difficulties of the State, its counties, municipalities and school districts, that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

Special Considerations Relating to New York Municipal Securities

Revenues and Expenditures. New York's Governmental Funds receive a majority of their revenues from taxes levied by the State. Investment income, fees and assessments, abandoned property collections, and other varied sources supply the balance of the receipts for these Funds. New York's major expenditures are grants to local governments.

New York Risk Factors. The New York Municipal Bond Fund's concentration in investments in New York municipal securities ("New York municipal securities") involves greater risk than if their investments were more diversified. These risks result from (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York; and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of Municipal Securities to pay interest on, or repay principal of, Municipal Securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to the poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.

New York City. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required significant financial assistance from the State in the past.

Special Considerations Relating to Pennsylvania Municipal Securities

Revenues and Expenditures.  The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth. Pennsylvania's Governmental Funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds.

Pennsylvania Risk Factors. The Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds will have considerable investments in Pennsylvania municipal obligations. As a result, the Funds will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

An investment in a Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect a Fund.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Fund Management ("the Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties including affiliates, who provide such services, including regulatory reporting and all necessary space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Administration Fee. The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

For the fiscal years ended August 31, 2002, 2003 and 2004, the following table shows: (i) the dollar amount of fees paid by each Fund to the Administrator; and (ii) the dollar amount of the Administrator's voluntary fee waiver for each Fund:

	Fees Paid (000)				Fees Waived or Reimbursed (000)
Fund	2002	2003	2004		2002	2003	2004
Intermediate-Term Municipal Fund	$2,108	$1,886	$	XX	$191	$155	$	XX
Short Duration Municipal Fund	*	*	$	XX	*	*	$	XX
California Municipal Bond Fund	$465	$435	$	XX	$41	$22	$	XX
Massachusetts Municipal Bond Fund	$89	$90	$	XX	$9	$7	$	XX
New Jersey Municipal Bond Fund	$167	$159	$	XX	$15	$16	$	XX
New York Municipal Bond Fund	$169	$190	$	XX	$14	$17	$	XX
Pennsylvania Municipal Bond Fund	$105	$101	$	XX	$157	$149	$	XX
Institutional Tax Free Fund	$3,500	$3,918	$	XX	$1,531	$1,403	$	XX
Tax Free Fund	$3,012	$3,449	$	XX	$0	$0	$	XX
California Tax Exempt Fund	$73	$64	$	XX	$11	$9	$	XX
Pennsylvania Tax Free Fund	$137	$152	$	XX	$44	$40	$	XX
Massachusetts Tax Free Money Market Fund	$117	$142	$	XX	$44	$43	$	XX

*  Not in operation during the period.

THE ADVISER AND SUB-ADVISERS

General.  SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than XX funds, with more than $67.3 billion in assets as of September 30, 2004.

Manager of Managers Structure. SIMC is the investment adviser to the Massachusetts Municipal Bond, New York Municipal Bond, California Municipal Bond, New Jersey Municipal Bond, Pennsylvania Municipal Bond, Intermediate-Term Municipal, Short Duration Municipal, Massachusetts Tax Free Money Market, Institutional Tax Free, Tax Free, California Tax Exempt and Pennsylvania Tax Free Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their sub-advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, and New York Municipal Bond Funds, 0.35% of the average daily net assets of the Pennsylvania Municipal Bond Fund and 0.04% of the average daily net assets of the Massachusetts Tax Free Money Market Fund. For its advisory services to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free and Tax Free Funds, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% on the first $500 million, 0.04% on the next $500 million and 0.03% thereafter, calculated by aggregating the assets of the California Tax Exempt, Tax Free and Institutional Tax Free Funds and applying this fee schedule and then allocating the fee to each of these Funds based upon its relative net assets. SIMC pays the sub-advisers out its investment advisory fees.

Weiss, Peck & Greer Investments ("WPG") serves as investment sub-adviser to the California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free, Tax Free, Short Duration Municipal and Massachusetts Tax Free Money Market Funds. WPG is a division of Robeco USA, L.L.C., which is an SEC registered investment adviser. Robeco USA, Inc. is the US parent company of Robeco USA, L.L.C. The indirect parent company of Robeco USA, Inc. is Robeco Group. Robeco Group, a large cooperative bank in the Netherlands comprised of approximately 420 independent banks, is wholly-owned by Rabobank.

Standish Mellon Asset Management Co. LLC ("Standish"), serves as investment sub-adviser to the Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Intermediate-Term Municipal Funds. Standish is wholly owned by Standish Mellon Asset Management Holdings, LLC, which in turn is owned by the Mellon Financial Corporation.

McDonnell Investment Management, LLC ("McDonnell"), serves as investment sub-adviser to the New Jersey Municipal Bond and California Municipal Bond Funds. McDonnell is 100% employee owned and is managed by an Executive Committee. Dennis J. McDonnell owns more than 25% of the interests of McDonnell and serves as Manager of McDonnell.

Advisory and Sub-Advisory Agreements with the Trust. Each advisory agreement or sub-advisory agreement (together with the advisory agreements are referred to as the "Investment Advisory Agreements") provides that each adviser or sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the adviser or sub-adviser, as applicable, or by the adviser or sub-adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For the fiscal years ended August 31, 2002, 2003 and 2004, the following table shows: (i) the dollar amount of fees paid to SIMC or WPG, the Institutional Tax Free, Tax Free, California Tax Exempt and Pennsylvania Tax Free Funds' former adviser, by each Fund; and (ii) the dollar amount of SIMC's or WPG's voluntary fee waiver for each Fund.

	Fees Paid (000)				Fees Waived or Reimbursed (000)
Fund	2002	2003	2004		2002	2003	2004
Intermediate-Term Municipal Fund	$3,162	$2,296	$	XX	$0	$510	$	XX
Short Duration Municipal Fund	*	*	$	XX	*	*	$	XX
California Municipal Bond Fund	$696	$593	$	XX	$0	$35	$	XX
Massachusetts Municipal Bond Fund	$135	$109	$	XX	$0	$24	$	XX
New Jersey Municipal Bond Fund	$250	$227	$	XX	$0	$14	$	XX
New York Municipal Bond Fund	$251	$233	$	XX	$0	$52	$	XX
Pennsylvania Municipal Bond Fund	$458	$438	$	XX	$0	$0	$	XX
Institutional Tax Free Fund	$508	$529	$	XX	$0	$0	$	XX
Tax Free Fund	$304	$343	$	XX	$0	$0	$	XX
California Tax Exempt Fund	$13	$11	$	XX	$0	$0	$	XX
Pennsylvania Tax Free Fund	$18	$19	$	XX	$0	$0	$	XX
Massachusetts Tax Free Money Market Fund	$25	$29	$	XX	$0	$0	$	XX

*  Not in operation during the period.

For the fiscal years ended August 31, 2002, 2003 and 2004, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the sub-advisers' voluntary fee waivers.

	Fees Paid (000)				Fees Waived (000)
Fund	2002	2003	2004		2002	2003	2004
Intermediate-Term Municipal Fund	$1,205	$1,020	$	XX	$0	$0	$	XX
Short Duration Municipal Fund	*	*	$	XX	*	*	$	XX
California Municipal Bond Fund	$338	$307	$	XX	$0	$0	$	XX
Massachusetts Municipal Bond Fund	$51	$49	$	XX	$0	$0	$	XX
New Jersey Municipal Bond Fund	$121	$118	$	XX	$0	$0	$	XX
New York Municipal Bond Fund	$95	$103	$	XX	$0	$0	$	XX
Pennsylvania Municipal Bond Fund	$262	$250	$	XX	$0	$0	$	XX
Massachusetts Tax Free Money Market Fund	$25	$29	$	XX	$0	$0	$	XX

*  Not in operation during the period.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI Investments. The Distributor has its principal business offices at Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's distributor pursuant to a distribution agreement with the Trust ("Distribution Agreement"). The Distribution Agreement shall be approved at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person or at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

Shareholder and Administrative Servicing Plans. The Trust has adopted shareholder servicing plans for its Class A, B, C and Y shares (each a "Shareholder Servicing Plan" and, collectively, the "Shareholder Servicing Plans"). Under the Shareholder Servicing Plans for Class A and Y shares, the Distributor may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; and processing dividend payments. Under the Shareholder Servicing Plans for Class B and C shares, the Distributor may perform, or may compensate other service providers for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; and assisting clients in changing dividend options, account designations and addresses.

The Trust has adopted administrative servicing plans for its Class B and C shares (each an "Administrative Servicing Plan" and, collectively, the "Administrative Servicing Plans"). Under the Administrative Servicing Plans for Class B and C shares, the Distributor may perform, or may compensate other service providers for performing the following shareholder services: providing subaccounting with respect to shares beneficially owned by clients; providing share information on share positions to clients; forwarding shareholder communications to clients (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); processing purchase, exchange and redemption orders; processing dividend payments on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Institutional Investments Trust (the "Fund Complex"), which currently consists of XX funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)-Chairman of the Board of Trustees* (since 1982)-Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity

Fund, L.P., SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

WILLIAM M. DORAN (DOB 05/26/40)-Trustee* (since 1982)-1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

Independent Trustees.

F. WENDELL GOOCH (DOB 12/03/32)-Trustee (since 1982)-Retired. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)-Trustee (since 1995)-Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Director of U.S. Charitable Gift Trust. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-Trustee (since 1996)-Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Expedition Funds, The MDL Funds, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

ROSEMARIE B. GRECO (DOB 03/31/46)-Trustee (since 1999)-Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee of Pennsylvania Real Estate Investment Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Asset Allocation Trust.

NINA LESAVOY (DOB 07/24/57)-Trustee (since 2003)-Partner, Cue Capital since 2002. Head of Sales, Investorforce, January 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Institutional Investments Trust.

JAMES M. WILLIAMS (DOB 10/10/47)-Trustee (since 2004)-Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, Liquid Asset Trust and SEI Asset Allocation Trust.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust's Distributor and SIMC.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee.  The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy, currently serve as members of the Audit Committee.The Audit Committee meets periodically, as necessary, and met five times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

•  Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met twice during the Trust's most recently completed fiscal year.

Board of Trustees Considerations in Approving the Continuation of Advisory and Sub-Advisory Agreements. As discussed in the section of this Statement of Additional Information entitled "The Adviser and Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the adviser and sub-advisers. The Trustees use this information, as well as other information that the adviser, the sub-advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues related to the Investment Advisory Agreements.

Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from the adviser and each sub-adviser about: (a) the quality of the adviser's and sub-adviser's investment management and other services; (b) the adviser's and sub-adviser's investment management personnel; (c) the adviser's and sub-adviser's operations and financial condition; (d) the adviser's and sub-adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that each adviser and sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of each adviser's and sub-adviser's profitability from its Fund-related operations; (h) the adviser's and sub-adviser's compliance systems; (i) the adviser's and sub-adviser's policies on and compliance procedures for personal securities transactions; (j) the adviser's and sub-adviser's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the meeting, representatives from the adviser and sub-advisers presented additional oral and/or written information to the Board to help the Board evaluate the adviser's and sub-advisers' fees and other aspects of the Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the adviser's and sub-advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year in consideration that: (i) the terms of the Investment Advisory Agreement are fair and reasonable; and (ii) the adviser's and sub-advisers' fees are reasonable in light of the services that the adviser and the sub-advisers provide to the Funds.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000
Mr. Gooch	None	Over $100,000
Mr. Storey	None	None
Mr. Sullivan	None	None
Ms. Greco	None	None
Ms. Lesavoy	None	None
Mr. Williams	None	None

*  Valuation date as of December 31, 2003.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Mr. Nesher		$0	N/A	N/A	$ 0
Mr. Doran		$0	N/A	N/A	$ 0
Mr. Gooch	$	XX	N/A	N/A	$ XX
Mr. Storey	$	XX	N/A	N/A	$ XX
Mr. Sullivan	$	XX	N/A	N/A	$ XX
Ms. Greco	$	XX	N/A	N/A	$ XX
Ms. Lesavoy	$	XX	N/A	N/A	$ XX
Mr. Williams	$	XX*	N/A*	N/A*	$ XX*

*  Mr. Williams was appointed a Trustee as of October 27, 2004.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more of the mutual funds to which SEI Investments or its affiliates act as investment adviser, administrator, or distributor.

EDWARD D. LOUGHLIN (DOB 03/07/51)-President and Chief Executive Officer (since 1995)-Executive Vice President and President-Asset Management Division of SEI Investments since 1993. Director and President of SIMC since 2004. Chief Executive Officer of the Administrator and Director of the Distributor since 2003. Executive Vice President of the Administrator, 1994-2003. Executive Vice President of SIMC, 1994-2004.

TIMOTHY D. BARTO (DOB 03/28/68)-Vice President and Secretary (since 2002)-Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

JOHN MUNERA (DOB 01/14/63)-Vice President and Assistant Secretary (since 2002)-Global AML Compliance Officer at SEI Investments since March 2002. Middle Office Compliance Officer at SEI Investments, July 2000 to December 2002. Supervising Examiner at Federal Reserve Bank of Philadelphia, 1998-2000.

PETER (PEDRO) A. RODRIGUEZ (DOB 01/18/62)-Controller and Chief Financial Officer (since 2003)-Director, Fund Accounting and Administration, SEI Investments Global Funds Services, March 1997 to April 2002 and September 2002 to Present. Vice President, Fund Administration, BlackRock Financial Management, April 2002 to September 2002.

JOHN J. MCCUE (DOB 04/20/63)-Vice President (since 2004)-Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

THOMAS D. JONES (DOB 03/23/65)-Chief Compliance Officer (since 2004)-Chief Compliance Officer and Assistant Secretary of SIMC since March 2004. First Vice President, Merrill Lynch Investment Managers (Americas), 1992-2004.

SOFIA A. ROSALA (DOB 02/01/74)-Vice President and Assistant Secretary (since 2004)-Compliance Officer of SEI Investments since September 2001. Account and Product Consultant, SEI Private Trust Company, 1998-2001.

PHILIP T. MASTERSON (DOB 03/12/64)-Vice President and Assistant Secretary (since 2004)-Joined SEI Investments in August 2004. General Counsel, Citco Mutual Fund Services, 2003-2004. Vice President and Associate Counsel, OppenheimerFunds, 2001-2003. Vice President and Assistant Counsel, OppenheimerFunds, 1997-2001.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Money Market Securities and other Debt Securities. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Money market securities and debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and which is discussed in greater length below. If such prices are not available or the adviser or sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board of Trustees.

Amortized Cost Valuation

Securities of the Funds may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Trust's use of amortized cost valuation and the maintenance of the net asset value of each Fund at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and may not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two NRSROs (one if it is the only NRSRO rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality (a "second tier security"). The sub-advisers will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that: (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate; and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million.

The Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures require the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost value per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

Use of Third-Party Independent Pricing Agents. Prices for most securities held by the Funds are provided daily by third-party independent pricing agents. The adviser and the sub-advisers reasonably believe that prices provided by independent pricing agents are reliable; however, there can be no assurance that a pricing service's prices will be reliable. The pricing service relies on a variety of information in making its determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the adviser and the Administrator under the general supervision of the Trustees.

PURCHASE AND REDEMPTION OF SHARES

Purchase and redemptions of shares of Funds other than the Money Market Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Purchases and redemptions of shares of the Money Market Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Each Money Market Fund may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in the Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with the Fund's adviser or sub-adviser, as applicable. The Funds will notify shareholders that the Funds are open for business.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Administrator, a Fund's adviser, the Distributor and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

TAXES

Federal Income Tax

The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is expected that each Fund will receive income generally in the form of interest derived from a Fund's investments. Distributions of net investment income by a Fund may be taxable as ordinary income, whether you take them in cash or additional shares. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distribution of long-term capital gains, if any, will be taxable to shareholders at capital gains rates, regardless of how long the shareholder has held the Fund shares.

Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. Any loss realized by a shareholder on the disposition of shares held 6 months or less is disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such shares.

Each Fund will generally be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund is required by federal law to withhold at the applicable rate a tax on reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that: (i) the Social Security or Taxpayer Identification Number provided is correct; (ii) the shareholder is exempt from backup withholding or is not currently subject to backup withholding; and (iii) the shareholder is a U.S. citizen or resident alien.

Each Fund within the Trust is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a regulated investment company ("RIC") under the Code for each tax year. If a Fund fails to so qualify for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions), to the extent of its current and accumulated earnings and profits, will be taxable as ordinary income dividends to its shareholders, subject to the corporate dividends received deduction for corporate shareholders and to the reduced rates applicable to qualified dividend income for individual shareholders.

The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Because each of the Funds anticipates receiving only interest income, no dividends of any Fund are expected to qualify for the dividends received deduction or as qualified dividend income.

Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at the rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. There are two circumstances where exempt-interest dividends impact the computation of the Alternative Minimum Tax. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. The Funds intend, when possible, to avoid investing in private activity bonds.

Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day. The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

State Taxes

Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions and/or capital gains distributions, if any. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis. The following is a general abbreviated summary of certain state tax laws presently in effect as they might govern the state taxation of shareholders. These laws are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning state tax matters.

Massachusetts Income Taxes. Under current law, as long as the Massachusetts Municipal Bond and Massachussets Tax Free Money Market Funds qualify as a regulated investment company under the Code,

distributions from each Fund which qualifies as exempt-interest dividends for federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year. In addition, as long as each Fund qualifies as a regulated investment company under the Code, distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than sixty days after the close of the Fund's tax year.

State and local tax consequences may differ from the federal income tax consequences and the Massachusetts tax consequences described above. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in a Fund.

California Income Taxes. The California Municipal Bond and California Tax Exempt Funds intend to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). Each Fund will qualify to pay California exempt-interest dividends if: (1) at the close of each quarter of the Fund's taxable year, at least 50 percent of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"); and (2) the Fund continues to qualify as a regulated investment company.

If a Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. Each Fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in a Fund are not entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of a Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

If a Fund qualifies to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"), dividends distributed to shareholders will be considered California exempt-interest dividends: (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year; and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

Pennsylvania Taxes. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive.

Distributions paid by the Pennsylvania Municipal Bond and Pennsylvania Tax Free Funds to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by each Fund from its investments in: (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.

Each Fund intends to invest primarily in obligations that produce interest exempt from federal and Pennsylvania taxes. If a Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

New York State and Local Taxes. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

Dividends paid by the New York Municipal Bond Fund that are derived from interest on Municipal Securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, certain U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

New Jersey Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive.

For purposes of this discussion of New Jersey taxation, it is assumed that the New Jersey Municipal Bond Fund will continue to qualify as a regulated investment company for federal tax purposes. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income (and net gain, if any, from the disposition of New Jersey Securities) attributable to New Jersey Securities or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund by: (1) maintaining its registration as a registered investment company; (2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey Securities or Federal Securities; and (3) investing 100% of its assets in interest bearing obligations, discount obligations, financial options, futures, forward contracts or similar financial instruments, and cash, including receivables. Gain on the disposition of Shares of the Fund is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for a qualified investment fund set forth above.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax.

Shareholders should consult their tax advisors concerning the state and local tax consequences of investments in the Trust, which may differ from the federal income tax consequences described above.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Brokerage Selection. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the adviser and sub-advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the adviser and sub-advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, a Funds' adviser or sub-adviser, as applicable, may select a broker based upon brokerage or research services provided to the adviser or sub-adviser. The adviser and sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the adviser and sub-advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the adviser and sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (e.g., clearance, settlement, and custody). In the case of research services, the adviser and the sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the adviser or sub-advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The adviser or the sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the adviser or the sub-advisers will be in addition to and not in lieu of the services required to be performed by the adviser or the sub-advisers under their advisory agreements or sub-advisory agreements, respectively. Any advisory or other fees paid to the adviser or the sub-advisers are not reduced as a result of the receipt of research services.

In some cases the adviser or sub-advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser or sub-adviser, as applicable, makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser or the sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser and the sub-advisers face a potential conflict of interest, but the adviser and the sub-advisers believe that their respective allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser or sub-advisers with research services. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal years ended August 31, 2002, 2003 and 2004, the Funds paid no brokerage commissions.

The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, a Fund's adviser or sub-adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis, and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

Brokerage with Fund Affiliates. It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules, or any orders, of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations, or any orders, of the SEC.

PORTFOLIO TURNOVER

It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

For each of the fiscal years ending August 31, 2003 and 2004, the portfolio turnover rate for each of the following Funds was:

	Turnover Rate
Fund	2003	2004
Intermediate-Term Municipal Fund	41.87%	XX%
Short Duration Municipal Fund	*	XX%
California Municipal Bond Fund	60.61%	XX%
Massachusetts Municipal Bond Fund	41.20%	XX%
New Jersey Municipal Bond Fund	35.06%	XX%
New York Municipal Bond Fund	22.74%	XX%
Pennsylvania Municipal Bond Fund	19.73%	XX%

*  Not in operation during such period.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Information regarding the availability of the Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home_ria.asp (the "Portfolio Holdings Website").

Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes an agreement with the Trust which provides that: (i) the portfolio holdings information will be kept confidential; and (ii) the person will not trade on the information. Portfolio holdings information may also be provided at any time to the Funds' Trustees and service providers, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the investment adviser, sub-advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or Statement of Additional Information for the Funds states that an investment limitation or a fundamental policy may not be changed without shareholder approval or that other action requires shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

[TO BE UPDATED]

As of December 2, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Name and Address of Shareholder	Percentage of Fund
Intermediate-Term Municipal Fund, Class A
SEI Private Trust Company One Freedom Valley Rd. Oaks, PA 19403	6.25%
SEI Private Trust Company One Freedom Valley Rd. Oaks, PA 19403	84.52%
Short Duration Municipal Fund, Class A
SEI Investments Company Attn: Robert Silvestri Seed Money 1 Freedom Valley Drive Oaks, PA 19456	99.99%
California Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Rd. Oaks, PA 19403	7.55%
SEI Private Trust Company One Freedom Valley Rd. Oaks, PA 19403	90.77%

Name and Address of Shareholder	Percentage of Fund
Massachusetts Municipal Bond Fund, Class A
SEI Trust Company c/o Hale & Dorr One Freedom Valley Drive Oaks, PA 19456	6.90%
SEI Private Trust Company One Freedom Valley Rd. Oaks, PA 19403	90.33%
New Jersey Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Rd. Oaks, PA 19403	94.97%
New York Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Rd. Oaks, PA 19403	94.99%
Pennsylvania Municipal Bond Fund, Class A
SEI Private Trust Company One Freedom Valley Rd. Oaks, PA 19403	94.16%
Pennsylvania Municipal Bond Fund, Class B
Sheldon & Co. c/o National City Bank P.O. Box 94984 Cleveland, OH 44101-4984	48.58%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	6.78%
Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery St. San Francisco, CA 94104-4122	5.20%
ACNB Company Adams County National Bank P.O. Box 4566 Gettysburg, PA 17325-4566	5.88%

Name and Address of Shareholder	Percentage of Fund
East Stroudsburg Savings Association Asset Management & Trust Services 744 Main Street Stroudsburg, PA 18360-2018	7.79%
Sheldon & Co. National City Bank TTEE Trust Mutual Funds P.O. Box 94984 Cleveland, OH 44101-4984	5.08%
Institutional Tax Free Fund, Class A
First Union National Bank Cust. FBO (Old FFB Accts) A/C 9888888881 Attn: Mutual Funds 1525 W Wt Harris Blvd. CMG NC 1151 Charlotte, NC 28262-8522	7.32%
SEI Private Trust Company Attn: April Johnson/Maureen Burns One Freedom Valley Drive Oaks, PA 19456	11.77%
SEI Trust Company c/o Hale & Dorr One Freedom Valley Drive Oaks, PA 19456	5.93%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	8.41%
Kanaly Trust Company Attn: Meghan Arnold 4550 Post Oak Place, Suite 139 Houston, TX 77027-3163	7.12%
LaSalle National Trust, NA P.O. Box 1443 Chicago, IL 60690-1443	5.13%
First Trust Division of First Indiana Bank 3925 River Crossing Pkwy, Suite 200 Indianapolis, IN 46240-2281	5.64%

Name and Address of Shareholder	Percentage of Fund
Institutional Tax Free Fund, Class B
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	7.52%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19403	14.08%
SEI Private Trust Company c/o The Peoples Bank Attn: Mutual Fund Admin. One Freedom Valley Drive Oaks, PA 19456	5.23%
SEI Private Trust Company FBO 601 Banks Attn: Eileen Carlucci 1 Freedom Valley Drive Oaks, PA 19456	36.77%
Muir & Co. c/o Frost National Bank P.O. Box 2479 San Antonio, TX 78298-2479	10.56%
SEI Private Trust Company Attn: Ian Weiss One Freedom Valley Drive Oaks, PA 19456	10.38%
Institutional Tax Free Fund, Class C
First Victoria National Bank Attn: Grace Pantel P.O. Box 1338 Victoria, TX 77902-1338	8.86%
Progress Bank Attn: Marge McAleer 4 Sentry Parkway P.O. Box 3036 Blue Bell, PA 19422-0764	19.17%
Sterling Bank Attn: Joe Klingen 15000 Northwest Freeway Houston, TX 77040-3299	9.44%

Name and Address of Shareholder	Percentage of Fund
United Community Banks Attn: Jeanette Garrett P.O. Box 398 Blairsville, GA 30514-0398	7.44%
First National Bk & Tr of Newtown 40 South State Street P.O. Box 158 Newtown, PA 18940-0158	16.39%
The Bankcorp Com Bank Attn: Kim Walke 405 Silverside Road Wilmington, DE 19809-1768	6.30%
Tax Free Fund, Class A
Naidot & Co. c/o Bessemer Trust Company Attn: Peter Scully 630 Fifth Avenue, 38th Floor New York, NY 10111-0100	45.37%
SEI Private Trust Company c/o SEI Corporation P.O. Box 1100 Oaks, PA 19456-1100	39.49%
California Tax Exempt Fund, Class A
NCT of Fargo Attn: Trust Operations Manager 203 10th Street North Fargo, ND 58102-4614	15.24%
SEI Private Trust Company c/o SEI Corporation P.O. Box 1100 Oaks, PA 19456-1100	5.25%
SEI Private Trust Co. FBO 601 Banks Attn: Eileen Carlucci One Freedom Valley Drive Oaks, PA 19456	18.63%

Name and Address of Shareholder	Percentage of Fund
SEI Private Trust Company c/o Laird Norton Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456	28.06%
SEI Private Trust Company Attn: Ian Weiss One Freedom Valley Drive Oaks, PA 19456	6.52%
SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456	7.67%
Kanaly Trust Company Attn: Meghan Arnold 4550 Post Oak Place, Suite 139 Houston, TX 77027-3163	7.75%
California Tax Exempt Fund, Class C
First National Bank 5900 LA Place Ct., Ste. 200 Carlsbad, CA 92008-8832	5.58%
North Valley Bancorp Attn: Liz Gowen 1327 South Street Redding, CA 96001-1979	94.42%
Pennsylvania Tax Free Fund, Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	6.47%
SEI Private Trust Company c/o Commerce Wealth Management Attn: Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456	5.91%
LAWOOD & Co. c/o Woodlands Bank Attn: David Bartges 2450 E. Third Street Williamsport, PA 17701-4006	45.43%

Name and Address of Shareholder	Percentage of Fund
Wayt and Company Attn: Hawley Gessner 235 N. 2nd Street Harrisburg, PA 17101-1314	25.85%
Pennsylvania Tax Free Fund, Class B
SEI Private Trust Company FBO 601 Banks Attn: Eileen Carlucci 1 Freedom Valley Drive Oaks, PA 19456	89.22%
SEI Private Trust Company Attn: Ian Weiss One Freedom Valley Drive Oaks, PA 19456	9.43%
Massachusetts Tax Free Money Market Fund, Class B
SEI Private Trust Company Attn: Ian Weiss One Freedom Valley Drive Oaks, PA 19456	99.50%

CUSTODIAN

Wachovia Bank, N.A. (formerly, First Union National Bank), Institutional Custody Group-PA4942, 123 S. Broad Street, Philadelphia, Pennsylvania 19109, serves as Custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

EXPERTS

The financial statements incorporated by reference into this Statement of Additional Information and audited by [    ], independent registered public accounting firm, as indicated in their report dated October XX, 2004, have been included in reliance on their report given on their authority as experts in accounting and auditing. [    ] is located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

APPENDIX A – DESCRIPTION OF RATINGS

Municipal Note Ratings. An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•  Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

•  Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Municipal obligations rated MIG-2 and VMIG-2 are high quality. Margins of protection are ample although not so large as in the preceding group.

Municipal and Corporate Bond Ratings. Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees.

Bonds rated A by S&P have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa-rated securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa-rated securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

A-1

Commercial Paper Ratings. Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety; issues rated A-1+ are those with an "overwhelming degree" of credit protection; those rated A-1 reflect a "very strong" degree of safety regarding timely payment; those rated A-2 reflect a "satisfactory" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality, respectively, on the basis of relative repayment capacity.

A-2

PART C. OTHER INFORMATION

Item 22.  Exhibits:

(a)(1)	Registrant's Declaration of Trust is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(2)	Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(3)	Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(4)	Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(5)	Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(6)	Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(7)	Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(a)(8)	Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(b)	Amended By-Laws, dated June 17, 2004, are filed herewith.

(c)	Not Applicable.

(d)(1)	Investment Advisory Agreement with SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

(d)(2)	Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 29, 2003.

(d)(3)	Schedule B to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Pennsylvania Municipal Bond Fund, is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

(d)(4)	Schedule C to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Massachusetts Tax Free Money Market Fund, is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

(d)(5)	Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer, L.L.C. with respect to the Massachusetts Tax Free Money Market Fund is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

(d)(6)	Investment Sub-Advisory Agreement dated October 31, 2001 between SEI Investments Management Corporation and McDonnell Investment Management, LLC is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 31, 2001.

(d)(7)	Investment Sub-Advisory Agreement dated July 31, 2001 between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 31, 2001.

(d)(8)	Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer Investments, a division of Robeco USA, L.L.C., with respect to the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

(d)(9)	Form of Schedules A and B to the Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer Investments with respect to the Short Duration Municipal, California Tax Exempt, Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds is filed herewith.

(d)(10)	Schedule D to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding the Short Duration Municipal Fund is filed herewith.

(d)(11)	Form of Schedule E to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding California Tax Exempt, Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds is filed herewith.

(d)(12)	Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

(d)(13)	Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

(d)(14)	Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer Investments, a division of Robeco USA, L.L.C. with respect to the Massachusetts Tax Free Money Market Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

(e)(1)	Amended and Restated Distribution Agreement, dated September 16, 2002, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

(e)(2)	Schedule B to the Distribution Agreement, dated September 17, 2003, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

(f)	Not Applicable.

(g)	Custodian Agreement between SEI Tax Exempt Trust and Wachovia Bank, N.A. dated September 17, 2004 is filed herewith.

(h)(1)	Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, is filed herewith.

(h)(2)	Shareholder Service Plan and Agreement relating to the Class Y Shares is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

(h)(3)	Form of Class A Shareholder Service Plan and Agreement is incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(4)	Form of Class B Shareholder Service Plan and Agreement is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(5)	Form of Class B Administrative Services Plan and Agreement is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(6)	Form of Class C Shareholder Service Plan and Agreement is incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

(h)(7)	Form of Class C Administrative Services Plan and Agreement is incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

(i)	Opinion and Consent of Counsel to be filed by a later amendment.

(j)	Consent of Independent Auditors to be filed by a later amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Amended and Restated Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

(o)	Not Applicable.

(p)(1)	Code of Ethics for SEI Tax Exempt Trust dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-09504 and 811-04878), filed with the SEC on June 30, 2000.

(p)(2)	Code of Ethics for SEI Investments Company dated December 2001 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

(p)(3)	Code of Ethics for Weiss, Peck & Greer Investments dated April 2000 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 13, 2000.

(p)(4)	Code of Ethics for Standish Mellon Asset Management LLC dated July 2000 is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

(p)(5)	Code of Ethics for McDonnell Investment Management, LLC dated 2004 is filed herewith.

(q)	Powers of Attorney for William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Edward D. Loughlin, Pedro A. Rodriguez, Nina Lesavoy and Robert A. Nesher are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 12, 2003.

Item 23.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 24.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the

Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 25.  Business and other Connections of Investment Advisers:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of each adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's or sub-adviser's table was provided to the Registrant by the respective adviser or sub-adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's California Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond, New Jersey Municipal Bond, Pennsylvania Municipal Bond, Intermediate-Term Municipal, Short Duration Municipal and Massachusetts Tax Free Money Market Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, PA 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward D. Loughlin Director, President	SEI Investments Company	Executive Vice President, President–Asset Management Division

	SEI Investments Distribution Co.	Director

	SEI Trust Company	Director

	SEI Funds, Inc.	Executive Vice President

	SEI Advanced Capital Management, Inc.	Director, President

	SEI Capital Limited (Canada)	Director

	SEI Investments Global Funds Services	Executive Vice President

	SEI Investments (France)	Board of Directors

	SEI Investments Management Corporation II	Director, President

	SEI Investments Fund Management	Chief Executive Officer

	SEI Investments Canada Company	Director

	SEI Investments Management Corporation Delaware, L.L.C.	Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Carl A. Guarino Director, Executive Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Global Investments Corp.	Senior Vice President

	SEI Global Holdings (Cayman) Inc.	Director

	SEI Investments De Mexico	Director

	SEI Investments (Europe) Ltd.	Director

	SEI Investments (France)	Board of Directors

	SEI Investments-Unit Trust Management (UK) Limited	Director

	LSV Asset Management	Management Committee

	SEI Investments Management Corporation II	Director, Executive Vice President

	SEI Investments Global, Limited	Director

	SEI Insurance Group, Inc.	Director

	SEI Global Nominee Ltd.	Director

	SEI Franchise, Inc.	Director

Jack May Vice President	SEI Investments Management Corporation II	Senior Vice President

	SEI Franchise, Inc.	Vice President

James V. Morris Vice President	-	-

Stephen Onofrio Vice President	-	-

Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company SIMC Holdings, LLC	Vice President, Assistant Secretary Manager

	SEI Investments, Inc.	Assistant Secretary

	SEI Ventures, Inc.	General Counsel, Vice President, Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Insurance Group, Inc.	Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Fund Management	General Counsel, Vice President, Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary

	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary

	SIMC Subsidiary, LLC	Manager

	SEI Franchise, Inc.	Assistant Secretary

Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Company	Executive Vice President

	SEI Global Services, Inc.	Director, Senior Vice President

Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company SEI Global Services, Inc.	Vice President, Assistant Secretary General Counsel, Vice President, Secretary

	SEI Investments, Inc.	Assistant Secretary

	SEI Ventures, Inc.	Vice President, Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

	SEI Investments Fund Management	Vice President, Assistant Secretary

Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company SEI Trust Company	Vice President, Assistant Secretary General Counsel, Assistant Secretary

	SEI Investments, Inc.	General Counsel, Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Ventures, Inc.	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Funds, Inc.	General Counsel, Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Private Trust Company	General Counsel

Greg Gettinger Vice President	SEI Trust Company	Vice President

	SEI Investments, Inc.	Vice President

	SEI Ventures, Inc.	Vice President

	SEI Investments Developments, Inc.	Vice President

	SEI Funds, Inc.	Vice President

	SEI Global Investments Corp.	Vice President

	SEI Advanced Capital Management, Inc.	Vice President

	SEI Global Capital Investments, Inc.	Vice President

	SEI Primus Holding Corp.	Vice President

	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Management Corporation II	Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Global Services, Inc.	Vice President

Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada)	Vice President, Treasurer

	SEI Ventures, Inc.	Vice President, Treasurer

	SEI Insurance Group, Inc.	Vice President, Treasurer

	SEI Realty Capital Corporation	Vice President, Treasurer

	SEI Global Investments Corp.	Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer

	SEI Investments Global (Cayman), Limited	Vice President, Treasurer

	SEI Primus Holding Corp.	Director, Vice President, Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Franchise, Inc.	Vice President, Treasurer

	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Global Funds Services	Vice President, Treasurer

	SEI Investments Fund Management	Vice President, Treasurer

	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary

	SEI Funds, Inc.	Director, Vice President, Treasurer

	SEI Investments Management Corporation II	Vice President, Treasurer

	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer

	SEI Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Developments, Inc.	Director, Vice President, Treasurer

	SEI Investments Company	Vice President, Treasurer, Controller, Chief Accounting Officer

Carolyn McLaurin Vice President	-	-

Kathryn L. Stanton Vice President	SEI Cares Fund	Vice President, Treasurer

Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President

	SEI Global Services, Inc.	Vice President

Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	Vice President, Assistant Secretary

	SEI Investments, Inc.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Management Corporation II	Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

William E. Zitelli, Jr. Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Global (Bermuda) Ltd.	Vice President

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

John C. Munch Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	General Counsel, Secretary

	SEI Ventures, Inc.	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Insurance Group, Inc.	Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Inc. (Canada)	General Counsel, Secretary

	SEI Franchise, Inc.	Assistant Secretary

David Campbell Vice President	SEI Global Services, Inc.	Vice President

Lori Heinel Vice President	-	-

Rosanne Miller Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Global Services, Inc.	Assistant Secretary

Jim Combs Vice President	SEI Global Services, Inc.	Vice President

Michael Cagina Vice President	-	-

Paul Klauder Vice President	-	-

Alison Saunders Vice President	-	-

Brandon Sharrett Vice President	SEI Global Services, Inc.	Vice President

Wayne Withrow Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Investments Global Funds Services	Chief Executive Officer, Executive Vice President

	SEI Investments Fund Management	Executive Vice President

	SEI Trust Company	Director

	SEI Investments–Global (Cayman), Limited	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Global Fund Services Limited	Director

	SEI Global Services, Inc.	Director, Senior Vice President

	SEI Investments Management Corporation II	Senior Vice President

Christine McCullough Vice President, Assistant Secretary	SEI Insurance Group, Inc.	Assistant Secretary

	SEI Investments Company	Vice President, Assistant Secretary

	SEI Global Investments Corp.	Vice President, Assistant Secretary

	SEI Global Capital Investments, Inc.	Vice President, Assistant Secretary

	SEI Advanced Capital Management, Inc.	Vice President, Assistant Secretary

	SEI Primus Holding Corp.	Vice President, Assistant Secretary

	SEI Global Services, Inc.	Assistant Secretary

	SEI Investments Developments, Inc.	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Franchise, Inc.	General Counsel, Vice President, Secretary

Tom Jones Chief Compliance Officer, Assistant Secretary	-	-

Karl Dasher Vice President, Chief Investment Officer	SEI Investments (France) SEI Global Investments Corp.	Board of Directors Vice President

Frank Sidoti Vice President	-	-

Vincent Chu Vice President	SEI Global Investments Corp.	Vice President

	SEI Asset Korea	Director

McDonnell Investment Management, LLC

McDonnell Investment Management, LLC ("McDonnell") is a sub-adviser for the Registrant's New Jersey Municipal Bond and California Municipal Bond Funds. The principal business address of McDonnell is 1515 West 22nd Street, 11th Floor, Oak Brook, IL 60523. McDonnell is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Dennis John McDonnell Manager and Chairman	Union Bancorp, Inc.	Chairman and Director

	Trans Pacific Bancorp	Director

	Merritt Research Services, LLC	Executive Committee Member

Edward Allen Treichel President and CEO	-	-

Michael Paul Kamradt Executive Managing Director and Chief Investment Officer	-	-

John Martin McCareins Executive Managing Director and Chief Marketing Officer	-	-

James Joseph Boyne Executive Managing Director, General Counsel & CCO	-	-

Frederick Brian Cerini Managing Director	Western International Securities, Inc.	Registered Representative

Peter Lydon Clerkin Managing Director	-	-

Mark Joseph Giura Managing Director	-	-

Brian W. Good Managing Director	Columbia Management Advisors	Senior Vice President/ Portfolio Manager

Fabian Gomez Managing Director	-	-

James Walter Pittinger Managing Director	-	-

Stephen Wlodarski Managing Director	-	-

Richard A. Ciccarone Managing Director	Merritt Research Services, LLC	Manager, Chairman, President

Timothy H. Cook Managing Director	-	-

Paul Jerome Carter Vice President & Chief Compliance Officer	-	-

James Grabovac Vice President	-	-

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert J. Hickey Managing Director	INVESCO Funds, Inc. (Through 7/03)	Vice President/Senior Portfolio Manager

James R. Fellows Managing Director	Columbia Management Advisors (Through 4/04)	Senior Vice President/ Portfolio Manager

Standish Mellon Asset Management Co. LLC

Standish Mellon Asset Management Co. LLC ("Standish"), previously known as Standish Ayer & Wood, Inc. ("SAW"), is a sub-adviser for the Registrant's Intermediate-Term Municipal Bond, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The principal business address of Standish is One Boston Place, Boston, MA 02108. Standish is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Homer Ladd Chairman and Executive Committee Member	-	-

Thomas Peter Sorbo Chief Operating Officer, Board Member, Executive Vice President and Executive Management Committee Member	-	-

Ronald Philip O'Hanley Board Member	The Dreyfus Corporation	Vice Chairman

	Franklin Portfolio Holdings, Inc.	Director

	TBCAM Holdings, Inc.	Director

	Boston Safe Advisors, Inc.	Chairman and Director

	Pareto Partners (UK), London, England	Partner and Representative

John Joseph Nagorniak Board Member	Franklin Portfolio Holdings, Inc.	Chairman and Director

	Mellon Equity Associates, LLP	Executive Committee Member

	Certus Asset Advisors Corporation	Director

	TBCAM Holdings, Inc.	Director

	Mellon Capital Management Corporation	Director

Patrick James Sheppard Board Member	Mellon Financial Corporation for Mellon Institutional Asset Management and Mellon Global Investments	Chief Operating Officer

William Folwell Adam Chief Executive Officer, Executive Management Committee Member and Board Member	-	-

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stephen Edward Canter Board Member	The Dreyfus Corporation	Chairman, CEO, Chief Operating Officer and Director

	Mellon Financial Corporation	Vice Chairman

Guy Andrew Hudson Board Member	Mellon Institutional Asset Management	Director Sales and Marketing

Robert A. McCormish Board Member, Executive Vice President, Director of New Product Development and Executive Management Committee Member	-	-

Alexander Clemens Huberts Board Member, Chief Investment Officer, Executive Vice President and Executive Management Committee Member	-	-

Jennifer Alice Pline Senior Vice President and Executive Management Committee Member	-	-

John Clarke Clavin Executive Vice President, Director of Sales & Marketing and Executive Management Committee Member	-	-

Laurie A. Carroll Senior Vice President and Executive Management Committee Member	-	-

George W. Noyes Senior Vice President	Mellon Bank N.A.	Director

	Mellon Trust of New England, National Association (fka Boston Safe Deposit and Trust Company)	Vice President

	The Dreyfus Corporation	Portfolio Manager

William Charles Cook, II Senior Vice President	-	-

Raymond Joseph Kubiak Vice President	-	-

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John Read McNicholas Senior Vice President	Mellon Bank N.A.	Senior Vice President

Catherine Anne Powers Senior Vice President	Mellon Trust of New England, National Association (fka Boston Safe Deposit and Trust Company)	Vice President

	Mellon Bank N.A.	Director

	The Dreyfus Corporation	Portfolio Manager

David Freeman Belton Vice President	-	-

Robin Lyn Buhrer Vice President	-	-

Anthony Charles Criscuolo Vice President	Mellon Trust of New England, National Association (fka Boston Safe Deposit and Trust Company)	Vice President

	The Dreyfus Corporation	Portfolio Manager

David Christopher Leduc Vice President	-	-

John William Murray, Jr. Vice President	-	-

Christine Lee Todd Senior Vice President	-	-

Marc Seidner Senior Vice President	Mellon Trust of New England, National Association (fka Boston Safe Deposit and Trust Company)	Senior Vice President

John Louis Peta Vice President	Mellon Bank N.A.	Vice President

James Andrew McInerney Vice President, Product Manager	-	-

David Michael Horsfall Senior Vice President	-	-

Steven Wayne Harvey Vice President	-	-

Rip Reeves Vice President	-	-

Richard Stephen Mattison, FSA, MAAA Vice President	-	-

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel Alexander Rabasco Vice President	-	-

Daniel Joseph Richter Vice President	Mellon Bank N.A. Mellon Trust of New England, National Association (fka Boston Safe Deposit and Trust Company)	Vice President Vice President

	The Boston Company Asset Management, LLC	Vice President

Maura Danielle Caporale Vice President	The Boston Company Asset Management, LLC	Vice President

Andrew Anthony Catalan Vice President	The Boston Company Asset Management, LLC	Vice President

Richard Gordon Haight Assistant Vice President	The Boston Company Asset Management, LLC	Assistant Portfolio Manager

Richard David Kaniclides Vice President	-	-

David Burch Chittim Senior Vice President	-	-

Johnson S. Moore Senior Vice President	-	-

Gregory Daniel Curran Senior Vice President	-	-

Nancy Gail Rogers Vice President	-	-

Dawn Sheetz-Guffey Vice President	-	-

Christopher Michael Pellegrino Vice President	-	-

Gerald Alan Thomas Senior Vice President	-	-

Deborah Schaudt Wingerson Vice President	-	-

Patricia F. Loughran Vice President	-	-

Bruce F. Vane Senior Vice President	-	-

Eric W. Baumhoff Senior Vice President	-	-

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bradley J. Bennett Vice President	-	-

Douglas A. Barry Vice President	-	-

Weiss, Peck & Greer Investments

Weiss, Peck & Greer Investments ("WPG") is a sub-adviser for the Registrant's California Tax Exempt, Pennsylvania Tax Free, Institutional Tax Free, Ohio Tax Free and Tax Free Funds and is a sub-adviser for the Massachusetts Tax Free Money Market and Short Duration Municipal Funds. The principal business address for WPG is 909 Third Avenue, New York, NY 10022. WPG is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stefan Bichsel CEO	-	-

William Kelly CFO	-	-

Robert Kleinberg General Counsel	-	-

Mary Ann Iudice CCO	-	-

Item 26.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Index Funds	July 10, 1985

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Expedition Funds	June 9, 1997

Oak Associates Funds	February 27, 1998

The Nevis Fund, Inc.	June 29, 1998

CNI Charter Funds	April 1, 1999

Amerindo Funds Inc.	July 13, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

The MDL Funds	January 24, 2001

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

TT International U.S.A. Master Trust	October 6, 2003

TT International U.S.A. Feeder Trust	October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Mark J. Held	Senior Vice President	-

Robert M. Silvestri	Senior Financial Officer	-

Carl A. Guarino	Director	-

Edward D. Loughlin	Director	President, Chief Executive Officer

Wayne M. Withrow	Director	-

Kevin Barr	President & Chief Operating Officer	-

Maxine Chou	Chief Financial Officer & Treasurer	-

Michael Farrell	Vice President	-

Karen LaTourette	Chief Compliance Officer & Assistant Secretary	-

John C. Munch	General Counsel & Secretary	-

Maria Rinehart	Vice President	-

Lori L. White	Assistant Secretary	-

Mark Greco	Chief Operating Officer	-

Item 27.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

Wachovia Bank, N.A. (formerly First Union National Bank)
Institutional Custody Group - PA 4942
123 S. Broad Street
Philadelphia, PA 19109

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Fund Management
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

McDonnell Investment Management, LLC
1515 West 22nd Street
11th Floor
Oak Brook, Illinois 60523

SEI Investments Management Corporation
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

Standish Mellon Asset Management Co. LLC
One Boston Place
Boston, Massachusetts 02108

Weiss, Peck & Greer Investments
909 Third Avenue
New York, New York 10022

Item 28.  Management Services:

None

Item 29.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 54 to Registration Statement No. 2-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of October, 2004.

SEI TAX EXEMPT TRUST

BY:  /s/ EDWARD D. LOUGHLIN

  Edward D. Loughlin

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	October 28, 2004

Rosemarie B. Greco

	*	Trustee	October 28, 2004

William M. Doran

	*	Trustee	October 28, 2004

F. Wendell Gooch

	*	Trustee	October 28, 2004

George J. Sullivan, Jr.

	*	Trustee	October 28, 2004

James M. Storey

	*	Trustee	October 28, 2004

Robert A. Nesher

	*	Trustee	October 28, 2004

Nina Lesavoy

	/S/ JAMES M. WILLIAMS	Trustee	October 28, 2004

James M. Williams

	/S/ EDWARD D. LOUGHLIN Edward D. Loughlin	President & Chief Executive Officer	October 28, 2004

	/S/ PEDRO A. RODRIGUEZ Pedro A. Rodriguez	Controller & Chief Financial Officer	October 28, 2004

*By:	/s/ EDWARD D. LOUGHLIN

Edward D. Loughlin,

Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Description
Registrant's Declaration of Trust is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

Amendment to the Registrant's Declaration of Trust, dated July 30, 1982, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

Amendment to the Registrant's Declaration of Trust, dated May 23, 1986, is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

Amendment to the Registrant's Declaration of Trust, dated April 8, 1987, is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

Amendment to the Registrant's Declaration of Trust, dated December 23, 1988, is incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

Amendment to the Registrant's Declaration of Trust, dated June 16, 1989, is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

Amendment to the Registrant's Declaration of Trust, dated July 5, 1989, is incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

Amendment to the Registrant's Declaration of Trust, dated November 15, 1989, is incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

EX-99.b	Amended By-Laws, dated June 17, 2004, are filed herewith.

Not Applicable.

Investment Advisory Agreement with SEI Investment Management Corporation, formerly known as SEI Financial Management Corporation, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 18, 1997.

Exhibit	Description
Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 29, 2003.

Schedule B to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding Pennsylvania Municipal Bond Fund, is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

Schedule C to Investment Advisory Agreement between Registrant and SEI Investment Management Corporation, formerly known as SEI Financial Management Corporation, adding Massachusetts Tax Free Money Market Fund, is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer, L.L.C. with respect to the Massachusetts Tax Free Money Market Fund is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

Investment Sub-Advisory Agreement dated October 31, 2001 between SEI Investments Management Corporation and McDonnell Investment Management, LLC is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 31, 2001.

Investment Sub-Advisory Agreement dated July 31, 2001 between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 31, 2001.

Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer Investments, a division of Robeco USA, L.L.C., with respect to the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

EX-99.d9	Form of Schedules A and B to the Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer Investments with respect to the Short Duration Municipal, California Tax Exempt, Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds is filed herewith.

Exhibit	Description
EX-99.d10	Schedule D to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding the Short Duration Municipal Fund is filed herewith.

EX-99.d11	Form of Schedule E to Investment Advisory Agreement between Registrant and SEI Investments Management Corporation, formerly known as SEI Financial Management Corporation, adding California Tax Exempt, Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds is filed herewith.

Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and McDonnell Investment Management, LLC with respect to the New Jersey Municipal Bond and California Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

Amendment to Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Weiss, Peck & Greer Investments, a division of Robeco USA, L.L.C. with respect to the Massachusetts Tax Free Money Market Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

Amended and Restated Distribution Agreement, dated September 16, 2002, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

Schedule B to the Distribution Agreement, dated September 17, 2003, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on November 12, 2003.

Not Applicable.

EX-99.g	Custodian Agreement between SEI Tax Exempt Trust and Wachovia Bank, N.A. dated September 17, 2004 is filed herewith.

EX-99.h1	Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, is filed herewith.

Shareholder Service Plan and Agreement relating to the Class Y Shares is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

Exhibit	Description
Form of Class A Shareholder Service Plan and Agreement is incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

Form of Class B Shareholder Service Plan and Agreement is incorporated by reference to Exhibit (9)(b) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

Form of Class B Administrative Services Plan and Agreement is incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

Form of Class C Shareholder Service Plan and Agreement is incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

Form of Class C Administrative Services Plan and Agreement is incorporated by reference to Exhibit (9)(e) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on May 5, 1996.

Opinion and Consent of Counsel to be filed by a later amendment.

Consent of Independent Auditors to be filed by a later amendment.

Not Applicable.

Not Applicable.

Not Applicable.

Amended and Restated Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

Not Applicable.

Code of Ethics for SEI Tax Exempt Trust dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-09504 and 811-04878), filed with the SEC on June 30, 2000.

Code of Ethics for SEI Investments Company dated December, 2001 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

Code of Ethics for Weiss, Peck & Greer Investments dated April 2000 is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on October 13, 2000.

Exhibit	Description
Code of Ethics for Standish Mellon Asset Management LLC dated July 2000 is incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-76990) filed with the Securities and Exchange Commission on December 30, 2002.

EX-99.p5	Code of Ethics for McDonnell Investment Management, LLC dated 2004 is filed herewith.

Powers of Attorney for William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Edward D. Loughlin, Pedro A. Rodriguez, Nina Lesavoy, and Robert A. Nesher are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 12, 2003.